UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09160

ALLIANCEBERNSTEIN HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2014

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein High Income Fund

Portfolio of Investments

January 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 58.1%
Industrial - 48.5%
Basic - 4.4%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/17 (a)	U.S.$	1,857	$1,986,990
AK Steel Corp.
7.625%, 5/15/20 (b)		1,267	1,251,163
8.75%, 12/01/18		3,402	3,835,755
Aleris International, Inc.
7.625%, 2/15/18		2,693	2,834,383
7.875%, 11/01/20		3,095	3,265,225
ArcelorMittal
6.00%, 3/01/21 (b)		575	600,875
6.75%, 2/25/22		7,500	8,090,625
7.50%, 10/15/39		3,118	3,063,435
9.50%, 2/15/15 (c)		730	784,750
ArcelorMittal USA LLC
6.50%, 4/15/14		1,565	1,579,301
Arch Coal, Inc.
7.00%, 6/15/19 (b)		3,500	2,716,875
7.25%, 6/15/21		4,402	3,334,515
Ashland, Inc.
4.75%, 8/15/22		1,800	1,723,500
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV
5.75%, 2/01/21 (a)	EUR	1,202	1,701,384
7.375%, 5/01/21 (a)	U.S.$	6,003	6,468,232
Axiall Corp.
4.875%, 5/15/23 (a)		2,433	2,317,433
Calcipar SA
6.875%, 5/01/18 (a)		1,301	1,379,060
Celanese US Holdings LLC
6.625%, 10/15/18		644	681,030
Commercial Metals Co.
4.875%, 5/15/23		6,444	6,057,360
6.50%, 7/15/17		3,844	4,266,840
7.35%, 8/15/18		2,644	3,007,550
Consol Energy, Inc.
8.00%, 4/01/17		2,000	2,095,000
8.25%, 4/01/20		3,000	3,251,250
Eagle Spinco, Inc.
4.625%, 2/15/21 (a)		584	570,860
GrafTech International Ltd.
6.375%, 11/15/20		4,224	4,350,720
Hexion US Finance Corp.
6.625%, 4/15/20		3,753	3,893,737
Huntsman International LLC
8.625%, 3/15/21		3,900	4,397,250
Ineos Finance PLC
8.375%, 2/15/19 (a)		3,500	3,858,750
James River Coal Co.
7.875%, 4/01/19		600	162,000
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)		2,760	2,856,600

	Principal Amount (000)		U.S. $ Value
Kerling PLC
10.625%, 2/01/17 (a)	EUR	6,635	9,485,542
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)	U.S.$	23,308	25,871,880
Molycorp, Inc.
3.25%, 6/15/16 (b)		3,862	2,903,741
10.00%, 6/01/20 (b)		8,425	8,488,187
Momentive Performance Materials, Inc.
8.875%, 10/15/20		13,331	14,230,842
NOVA Chemicals Corp.
8.625%, 11/01/19		2,383	2,606,406
Novelis, Inc./GA
8.75%, 12/15/20		7,000	7,770,000
Orion Engineered Carbons Bondco GmbH
9.625%, 6/15/18 (a)		2,183	2,395,843
Peabody Energy Corp.
6.00%, 11/15/18		1,625	1,730,625
6.25%, 11/15/21 (b)		7,901	7,980,010
7.875%, 11/01/26		50	51,375
PetroLogistics LP/PetroLogistics Finance Corp.
6.25%, 4/01/20 (a)		4,780	4,815,850
Polypore International, Inc.
7.50%, 11/15/17		1,635	1,729,013
PQ Corp.
8.75%, 5/01/18 (a)		8,961	9,789,892
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)		1,910	2,005,500
8.25%, 1/15/21 (a)		1,333	1,366,325
Ryerson, Inc./Joseph T Ryerson & Son, Inc.
9.00%, 10/15/17		10,320	11,171,400
11.25%, 10/15/18		5,417	5,918,072
Smurfit Kappa Acquisitions
4.125%, 1/30/20 (a)	EUR	3,900	5,404,578
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25	U.S.$	1,073	1,174,935
SPCM SA
5.50%, 6/15/20	EUR	8,130	11,858,792
6.00%, 1/15/22 (a)	U.S.$	1,298	1,372,635
Steel Dynamics, Inc.
5.25%, 4/15/23		3,955	3,994,550
6.125%, 8/15/19		800	874,000
6.375%, 8/15/22		4,749	5,176,410
7.625%, 3/15/20		2,500	2,706,250
Thompson Creek Metals Co., Inc.
9.75%, 12/01/17		5,506	6,111,660
TPC Group, Inc.
8.75%, 12/15/20 (a)		16,275	17,495,625
United States Steel Corp.
6.65%, 6/01/37		4,037	3,421,358
Verso Paper Holdings LLC/Verso Paper, Inc.
8.75%, 2/01/19		1,146	607,380

			266,891,124

	Principal Amount (000)		U.S. $ Value
Capital Goods - 4.2%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)	U.S.$	3,293	3,490,580
Ardagh Glass Finance PLC
8.75%, 2/01/20 (a)	EUR	2,144	3,072,570
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (a)	U.S.$	2,350	2,514,500
9.125%, 10/15/20 (a)		2,500	2,731,250
9.25%, 10/15/20 (a)	EUR	1,198	1,759,867
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
7.375%, 10/15/17 (a)		5,500	7,918,555
B/E Aerospace, Inc.
6.875%, 10/01/20	U.S.$	2,480	2,709,400
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/01/21 (a)		6,659	6,825,475
Befesa Zinc SAU Via Zinc Capital SA
8.875%, 5/15/18 (a)	EUR	2,000	2,897,898
Berry Plastics Corp.
9.75%, 1/15/21	U.S.$	5,000	5,750,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is
6.00%, 6/15/17 (a)		3,009	3,084,225
BlueLine Rental Finance Corp.
7.00%, 2/01/19 (a)		2,480	2,563,700
Bombardier, Inc.
5.75%, 3/15/22 (a)		5,800	5,713,000
6.125%, 1/15/23 (a)		4,000	3,940,000
7.45%, 5/01/34 (a)		1,105	1,093,950
7.75%, 3/15/20 (a)		2,558	2,829,787
Building Materials Corp. of America
6.75%, 5/01/21 (a)		3,500	3,758,125
6.875%, 8/15/18 (a)		1,540	1,624,700
7.00%, 2/15/20 (a)		985	1,051,488
7.50%, 3/15/20 (a)		1,898	2,040,350
Clean Harbors, Inc.
5.125%, 6/01/21		3,417	3,417,000
5.25%, 8/01/20		800	816,000
CNH America LLC
7.25%, 1/15/16		997	1,095,454
CNH Capital LLC
6.25%, 11/01/16		1,425	1,565,719
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23		5,055	4,789,612
Crown European Holdings SA
7.125%, 8/15/18 (a)	EUR	1,295	1,846,121
GCL Holdings SCA
9.375%, 4/15/18 (a)		1,174	1,703,489
GenCorp, Inc.
7.125%, 3/15/21	U.S.$	2,513	2,695,192

	Principal Amount (000)		U.S. $ Value
Graphic Packaging International, Inc.
7.875%, 10/01/18	U.S.$	2,000	2,150,000
Griffon Corp.
7.125%, 4/01/18		1,604	1,696,230
HD Supply, Inc.
7.50%, 7/15/20		4,000	4,270,000
11.50%, 7/15/20		5,038	5,970,030
HeidelbergCement Finance Luxembourg SA
8.50%, 10/31/19 (a)	EUR	2,420	4,125,348
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18	U.S.$	1,511	1,626,214
7.125%, 3/15/21		2,186	2,410,065
KraussMaffei Group GmbH
8.75%, 12/15/20 (a)	EUR	672	1,009,194
Lafarge SA
7.125%, 7/15/36	U.S.$	2,640	2,745,600
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		3,750	3,862,500
8.50%, 11/01/20		5,474	6,178,777
9.50%, 2/15/18		216	226,800
Masco Corp.
5.95%, 3/15/22		5,800	6,162,500
6.125%, 10/03/16		2,315	2,558,075
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (a)		3,458	3,669,802
Nortek, Inc.
8.50%, 4/15/21		6,025	6,657,625
Nuverra Environmental Solutions, Inc.
9.875%, 4/15/18		3,300	3,052,500
OI European Group BV
6.75%, 9/15/20 (a)	EUR	1,500	2,346,738
Plastipak Holdings, Inc.
6.50%, 10/01/21 (a)	U.S.$	3,726	3,819,150
Rexam PLC
6.75%, 6/29/67 (a)	EUR	2,660	3,811,763
Rexel SA
5.125%, 6/15/20 (a)		2,271	3,208,385
5.25%, 6/15/20 (a)	U.S.$	4,896	4,920,480
6.125%, 12/15/19 (a)		2,194	2,281,760
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19		712	752,940
7.875%, 8/15/19		4,653	5,118,300
8.25%, 2/15/21 (b)		830	881,875
8.50%, 5/15/18		4,050	4,252,500
9.00%, 4/15/19		2,638	2,812,767
9.875%, 8/15/19		6,304	6,965,920
RSI Home Products, Inc.
6.875%, 3/01/18 (a)		6,195	6,473,775
Sealed Air Corp.
6.50%, 12/01/20 (a)		387	416,993
6.875%, 7/15/33 (a)		8,059	7,897,820
8.125%, 9/15/19 (a)		3,870	4,315,050
8.375%, 9/15/21 (a)		1,773	2,025,653

	Principal Amount (000)		U.S. $ Value
Sequa Corp.
7.00%, 12/15/17 (a)	U.S.$	3,425	3,425,000
SRA International, Inc.
11.00%, 10/01/19		5,184	5,404,320
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		2,720	3,022,600
10.50%, 1/31/20 (a)		879	976,789
Terex Corp.
6.00%, 5/15/21		3,836	3,979,850
Textron Financial Corp.
6.00%, 2/15/67 (a)		125	112,188
TransDigm, Inc.
5.50%, 10/15/20		4,415	4,370,850
7.75%, 12/15/18		6,670	7,136,900
United Rentals North America, Inc.
7.625%, 4/15/22		4,820	5,422,500
8.375%, 9/15/20		5,710	6,338,100
USG Corp.
6.30%, 11/15/16		1,910	2,048,475
Wienerberger AG
6.50%, 2/09/17	EUR	2,900	3,927,031

			252,135,739

Communications - Media - 6.2%
Allbritton Communications Co.
8.00%, 5/15/18	U.S.$	8,115	8,558,079
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	6,766	12,373,923
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.25%, 2/15/22 (a)	U.S.$	2,935	2,949,675
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24		2,380	2,314,550
6.50%, 4/30/21		690	721,050
7.25%, 10/30/17		1,250	1,323,438
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		12,847	12,076,180
6.375%, 9/15/20 (a)		5,197	5,313,932
Clear Channel Communications, Inc.
5.50%, 12/15/16		2,047	1,842,300
6.875%, 6/15/18		6,460	5,652,500
7.25%, 10/15/27		2,955	2,267,963
9.00%, 12/15/19 (b)		3,701	3,775,020
9.00%, 3/01/21		6,732	6,799,320
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		2,230	2,280,175
Series B
6.50%, 11/15/22		6,270	6,442,425
Series A
7.625%, 3/15/20		885	929,250
Series B
7.625%, 3/15/20		7,016	7,401,880
Columbus International, Inc.
11.50%, 11/20/14 (a)		16,683	17,471,272

	Principal Amount (000)		U.S. $ Value
Crown Media Holdings, Inc.
10.50%, 7/15/19	U.S.$	9,278	10,507,335
CSC Holdings LLC
6.75%, 11/15/21		8,000	8,720,000
Cumulus Media Holdings, Inc.
7.75%, 5/01/19 (b)		4,005	4,295,362
Dex Media, Inc.
14.00%, 1/29/17 (d)		3,954	2,075,631
DigitalGlobe, Inc.
5.25%, 2/01/21 (a)		1,534	1,507,155
DISH DBS Corp.
4.625%, 7/15/17		4,000	4,190,000
5.00%, 3/15/23		7,600	7,125,000
6.75%, 6/01/21		1,500	1,601,250
7.125%, 2/01/16		1,250	1,375,000
Gannett Co., Inc.
6.375%, 10/15/23 (a)		8,934	9,157,350
Hughes Satellite Systems Corp.
7.625%, 6/15/21		5,725	6,497,875
Intelsat Jackson Holdings SA
5.50%, 8/01/23 (a)		13,199	12,605,045
7.25%, 10/15/20		7,625	8,273,125
7.50%, 4/01/21		1,965	2,163,956
Intelsat Luxembourg SA
7.75%, 6/01/21 (a)		2,400	2,574,000
8.125%, 6/01/23 (a)		2,067	2,237,528
Lamar Media Corp.
5.00%, 5/01/23		3,714	3,602,580
5.875%, 2/01/22		4,000	4,160,000
7.875%, 4/15/18		1,000	1,048,750
LIN Television Corp.
6.375%, 1/15/21		2,391	2,498,595
8.375%, 4/15/18		2,750	2,894,375
McClatchy Co. (The)
9.00%, 12/15/22		4,228	4,693,080
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		1,000	1,022,500
Mediacom LLC/Mediacom Capital Corp.
7.25%, 2/15/22		965	1,027,725
9.125%, 8/15/19		1,800	1,939,500
New York Times Co. (The)
6.625%, 12/15/16		2,200	2,431,000
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		3,287	3,508,873
Norcell 1B AB
12.40%, 12/01/19 (a)(d)	EUR	9,468	13,951,271
Numericable Finance & Co. SCA
12.375%, 2/15/19 (a)		1,755	2,864,032
Quebecor Media, Inc.
5.75%, 1/15/23	U.S.$	2,000	1,945,000
Radio One, Inc.
9.25%, 2/15/20 (a)		2,438	2,438,000
RR Donnelley & Sons Co.
7.25%, 5/15/18		4,801	5,497,145
8.25%, 3/15/19		3,000	3,472,500

	Principal Amount (000)		U.S. $ Value
Sinclair Television Group, Inc.
5.375%, 4/01/21	U.S.$	7,468	7,393,320
6.125%, 10/01/22		9,854	9,952,540
8.375%, 10/15/18		1,710	1,846,800
Sirius XM Holdings, Inc.
4.625%, 5/15/23 (a)		914	815,745
5.25%, 8/15/22 (a)		6,991	7,226,946
5.875%, 10/01/20 (a)		5,724	5,781,240
Technicolor SA
5.75%, 9/25/15 (e)(f)	EUR	925	624
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (a)		5,000	7,302,536
Telenet Finance Luxembourg SCA
6.375%, 11/15/20 (a)		2,500	3,612,695
Telenet Finance V Luxembourg SCA
6.75%, 8/15/24 (a)		1,250	1,812,619
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (a)	U.S.$	15,223	16,669,185
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 9/15/22 (a)	EUR	3,000	4,261,555
5.50%, 1/15/23 (a)	U.S.$	8,392	8,392,000
7.50%, 3/15/19 (a)		1,029	1,122,896
7.50%, 3/15/19 (a)	EUR	1,263	1,859,048
Univision Communications, Inc.
5.125%, 5/15/23 (a)(b)	U.S.$	10,020	9,969,900
6.75%, 9/15/22 (a)		6,128	6,725,480
7.875%, 11/01/20 (a)		3,015	3,316,500
8.50%, 5/15/21 (a)		7,615	8,357,462
UPC Holding BV
6.375%, 9/15/22 (a)	EUR	4,000	5,516,183
8.375%, 8/15/20 (a)		3,000	4,437,237
UPCB Finance III Ltd.
6.625%, 7/01/20 (a)	U.S.$	2,615	2,771,900
UPCB Finance VI Ltd.
6.875%, 1/15/22 (a)		473	506,110
Valassis Communications, Inc.
6.625%, 2/01/21		1,325	1,344,875
Virgin Media Finance PLC
5.25%, 2/15/22		716	631,870
6.375%, 4/15/23 (a)		4,595	4,686,900
7.00%, 4/15/23 (a)	GBP	2,085	3,530,357
8.375%, 10/15/19	U.S.$	4,650	5,027,812

			379,265,805

Communications - Telecommunications - 2.7%
CenturyLink, Inc.
Series V
5.625%, 4/01/20		2,500	2,525,000
Series W
6.75%, 12/01/23		1,850	1,873,125

	Principal Amount (000)		U.S. $ Value
Cincinnati Bell, Inc.
8.375%, 10/15/20	U.S.$	1,600	1,726,000
8.75%, 3/15/18 (b)		4,650	4,870,875
Cricket Communications, Inc.
7.75%, 10/15/20		1,184	1,343,840
Crown Castle International Corp.
5.25%, 1/15/23		6,667	6,608,664
7.125%, 11/01/19		2,500	2,675,000
Data & Audio Visual Enterprises Wireless, Inc.
9.50%, 4/29/18 (g)	CAD	2,500	2,225,365
eAccess Ltd.
8.25%, 4/01/18 (a)	U.S.$	3,648	3,958,080
Eircom Finance Ltd.
9.25%, 5/15/20 (a)(b)	EUR	2,455	3,526,277
Frontier Communications Corp.
7.625%, 4/15/24	U.S.$	4,043	4,012,677
7.875%, 1/15/27		4,058	3,956,550
8.125%, 10/01/18		1,600	1,820,000
9.00%, 8/15/31		7,415	7,415,000
InterXion Holding NV
6.00%, 7/15/20 (a)	EUR	830	1,185,915
Level 3 Communications, Inc.
8.875%, 6/01/19	U.S.$	3,207	3,511,665
Level 3 Financing, Inc.
6.125%, 1/15/21 (a)		2,690	2,750,525
7.00%, 6/01/20		7,000	7,437,500
8.625%, 7/15/20		3,465	3,872,138
9.375%, 4/01/19		4,135	4,610,525
MetroPCS Wireless, Inc.
6.625%, 11/15/20		5,034	5,323,455
6.625%, 4/01/23 (a)		6,000	6,225,000
7.875%, 9/01/18		3,000	3,202,500
Mobile Challenger Intermediate Group SA
8.75%, 3/15/19 (a)(d)	CHF	2,250	2,564,377
8.75%, 3/15/19 (a)(d)	EUR	1,800	2,516,124
PAETEC Holding Corp.
9.875%, 12/01/18	U.S.$	2,675	2,955,875
SBA Communications Corp.
5.625%, 10/01/19 (b)		3,846	3,966,187
SBA Telecommunications, Inc.
5.75%, 7/15/20		2,174	2,260,960
Sprint Capital Corp.
6.875%, 11/15/28		1,142	1,090,610
Sprint Communications, Inc.
6.00%, 11/15/22 (b)		5,250	5,158,125
Sprint Corp.
7.25%, 9/15/21 (a)		3,321	3,578,378
7.875%, 9/15/23 (a)		7,500	8,006,250
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)(b)	EUR	2,500	3,651,187
Sunrise Communications International SA
7.00%, 12/31/17 (a)		800	1,139,651
T-Mobile USA, Inc.
6.125%, 1/15/22	U.S.$	1,460	1,492,850
6.542%, 4/28/20		967	1,023,811

	Principal Amount (000)		U.S. $ Value
6.731%, 4/28/22	U.S.$	607	637,350
6.836%, 4/28/23 (b)		4,673	4,877,444
tw telecom holdings, Inc.
5.375%, 10/01/22		4,964	4,914,360
6.375%, 9/01/23		3,050	3,187,250
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		5,008	5,283,440
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)		2,931	3,070,223
Windstream Corp.
6.375%, 8/01/23		3,266	3,037,380
7.50%, 6/01/22-4/01/23		7,575	7,676,937
7.75%, 10/15/20-10/01/21		3,754	3,951,440
8.125%, 9/01/18		1,825	1,948,188

			164,644,073

Consumer Cyclical - Automotive - 2.0%
Affinia Group, Inc.
7.75%, 5/01/21		8,952	9,578,640
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		9,699	10,474,920
American Axle & Manufacturing, Inc.
6.625%, 10/15/22 (b)		2,925	3,100,500
Banque PSA Finance SA
4.375%, 4/04/16 (a)		1,500	1,563,465
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		6,600	6,699,000
Dana Holding Corp.
5.375%, 9/15/21		1,198	1,203,990
6.00%, 9/15/23		3,683	3,692,208
6.50%, 2/15/19		675	718,875
6.75%, 2/15/21		638	689,040
Exide Technologies
8.625%, 2/01/18 (e)		10,401	7,982,767
General Motors Co.
4.875%, 10/02/23 (a)		1,735	1,756,688
General Motors Financial Co., Inc.
6.75%, 6/01/18		1,640	1,873,700
Gestamp Funding Luxembourg SA
5.875%, 5/31/20 (a)	EUR	1,056	1,502,560
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28	U.S.$	700	703,500
8.75%, 8/15/20		2,829	3,345,293
LKQ Corp.
4.75%, 5/15/23 (a)		12,347	11,482,710
Meritor, Inc.
4.00%, 2/15/27 (h)		900	885,375
6.75%, 6/15/21		4,325	4,519,625
8.125%, 9/15/15		2,710	2,953,900
10.625%, 3/15/18		1,500	1,595,625
Navistar International Corp.
8.25%, 11/01/21 (b)		6,098	6,280,940
Rhino Bondco S.P.A
7.25%, 11/15/20 (a)	EUR	1,984	2,776,164

	Principal Amount (000)		U.S. $ Value
Schaeffler Finance BV
8.50%, 2/15/19 (a)	U.S.$	6,081	6,795,517
Schaeffler Holding Finance BV
6.875%, 8/15/18 (a)(d)		2,200	2,332,000
6.875%, 8/15/18 (a)(d)	EUR	3,174	4,533,339
Servus Luxembourg Holding SCA
7.75%, 6/15/18 (a)		6,204	8,823,522
Tenneco, Inc.
6.875%, 12/15/20	U.S.$	3,700	4,042,250
7.75%, 8/15/18		1,143	1,223,010
Titan International, Inc.
6.875%, 10/01/20 (a)		3,665	3,866,575
UCI International, Inc.
8.625%, 2/15/19		5,127	5,050,095

			122,045,793

Consumer Cyclical - Entertainment - 0.5%
Activision Blizzard, Inc.
5.625%, 9/15/21 (a)		2,747	2,843,145
6.125%, 9/15/23 (a)		1,647	1,716,997
AMC Entertainment, Inc.
8.75%, 6/01/19		4,479	4,770,135
9.75%, 12/01/20		2,076	2,382,210
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		2,303	2,550,572
Greektown Holdings LLC
10.75%, 12/01/13 (f)(i)(j)		715	0
Liberty Interactive LLC
3.75%, 2/15/30		2,357	1,396,523
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		3,073	3,334,205
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		1,806	1,873,725
Pinnacle Entertainment, Inc.
8.75%, 5/15/20		271	296,745
Regal Entertainment Group
5.75%, 6/15/23 (b)		5,454	5,372,190
5.75%, 2/01/25		2,240	2,128,000
9.125%, 8/15/18		3,371	3,640,680

			32,305,127

Consumer Cyclical - Other - 2.3%
Beazer Homes USA, Inc.
7.50%, 9/15/21 (a)		3,353	3,478,737
Boyd Gaming Corp.
9.00%, 7/01/20 (b)		4,320	4,676,400
9.125%, 12/01/18		4,500	4,871,250
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		1,935	972,338
11.25%, 6/01/17		1,350	1,373,625
Chester Downs & Marina LLC/Chester Downs Finance Corp.
9.25%, 2/01/20 (a)		3,222	3,165,615

	Principal Amount (000)		U.S. $ Value
Choice Hotels International, Inc.
5.75%, 7/01/22	U.S.$	517	537,680
DR Horton, Inc.
4.75%, 5/15/17		2,000	2,120,000
6.50%, 4/15/16		1,000	1,097,500
Isle of Capri Casinos, Inc.
7.75%, 3/15/19		2,950	3,215,500
8.875%, 6/15/20		7,196	7,789,670
K Hovnanian Enterprises, Inc.
7.25%, 10/15/20 (a)		5,383	5,827,097
KB Home
7.00%, 12/15/21		1,000	1,060,000
7.25%, 6/15/18		1,000	1,112,500
7.50%, 9/15/22		1,266	1,348,290
9.10%, 9/15/17		2,300	2,699,625
Lennar Corp.
Series B
6.50%, 4/15/16		3,200	3,480,000
6.95%, 6/01/18		2,780	3,113,600
Levi Strauss & Co.
6.875%, 5/01/22		1,092	1,190,280
M/I Homes, Inc.
8.625%, 11/15/18		5,325	5,777,625
Marina District Finance Co., Inc.
9.875%, 8/15/18 (b)		5,220	5,618,025
MCE Finance Ltd.
5.00%, 2/15/21 (a)		5,342	5,168,385
Meritage Homes Corp.
7.00%, 4/01/22		2,749	2,941,430
7.15%, 4/15/20		2,500	2,731,250
MGM Resorts International
6.625%, 7/15/15		2,000	2,135,000
7.625%, 1/15/17		4,965	5,635,275
New Cotai LLC/New Cotai Capital Corp.
10.625%, 5/01/19 (a)(d)		4,491	4,939,916
PulteGroup, Inc.
7.875%, 6/15/32		2,600	2,684,500
PVH Corp.
7.375%, 5/15/20		2,340	2,550,600
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22		3,744	3,790,800
7.25%, 3/15/18		1,000	1,145,000
7.50%, 10/15/27		3,000	3,180,000
Ryland Group, Inc. (The)
6.625%, 5/01/20		4,500	4,803,750
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		6,386	7,024,600
Standard Pacific Corp.
8.375%, 5/15/18		3,250	3,810,625
10.75%, 9/15/16		1,667	2,021,238
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
7.75%, 4/15/20 (a)		4,004	4,384,380
Toll Brothers Finance Corp.
5.15%, 5/15/15		1,900	1,980,750

	Principal Amount (000)		U.S. $ Value
Wolverine World Wide, Inc.
6.125%, 10/15/20	U.S.$	1,999	2,141,429
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		8,590	9,556,375

			137,150,660

Consumer Cyclical - Restaurants - 0.1%
Burger King Corp.
9.875%, 10/15/18		4,666	5,132,600

Consumer Cyclical - Retailers - 1.8%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		1,555	1,753,263
AutoNation, Inc.
6.75%, 4/15/18		349	400,478
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	5,930	10,089,518
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19	U.S.$	5,401	6,022,115
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18 (a)(d)		587	600,208
Cash America International, Inc.
5.75%, 5/15/18 (a)		8,065	7,601,262
Chinos Intermediate Holdings A, Inc.
7.75%, 5/01/19 (a)(d)		3,332	3,406,970
CST Brands, Inc.
5.00%, 5/01/23		1,008	967,680
Dufry Finance SCA
5.50%, 10/15/20 (a)		2,637	2,709,518
Gymboree Corp. (The)
9.125%, 12/01/18		7,336	6,529,040
J Crew Group, Inc.
8.125%, 3/01/19		6,994	7,299,987
JC Penney Corp., Inc.
6.375%, 10/15/36		1,169	783,230
7.40%, 4/01/37		4,492	3,054,560
L Brands, Inc.
5.25%, 11/01/14		3,194	3,277,842
5.625%, 2/15/22		1,967	1,996,505
6.625%, 4/01/21		1,000	1,091,250
6.90%, 7/15/17		2,401	2,761,150
Michaels Stores, Inc.
7.75%, 11/01/18		9,270	9,895,725
Murphy Oil USA, Inc.
6.00%, 8/15/23 (a)		3,166	3,158,085
Phones4u Finance PLC
9.50%, 4/01/18 (a)	GBP	4,000	6,871,502
Rite Aid Corp.
8.00%, 8/15/20	U.S.$	2,300	2,581,750
10.25%, 10/15/19		3,074	3,400,612
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		6,406	6,502,090
Sonic Automotive, Inc.
5.00%, 5/15/23		8,953	8,415,820

	Principal Amount (000)		U.S. $ Value
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (a)(b)	U.S.$	3,312	2,898,000
William Carter Co. (The)
5.25%, 8/15/21 (a)		2,468	2,498,850

			106,567,010

Consumer Non-Cyclical - 8.2%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18		6,212	6,740,020
Alere, Inc.
7.25%, 7/01/18		3,046	3,335,370
8.625%, 10/01/18		9,935	10,680,125
ARAMARK Corp.
5.75%, 3/15/20 (a)		2,684	2,784,650
Biomet, Inc.
6.50%, 8/01/20-10/01/20		10,227	10,674,539
Boparan Finance PLC
9.75%, 4/30/18 (a)	EUR	2,398	3,501,326
9.875%, 4/30/18 (a)	GBP	3,500	6,219,235
Capsugel Finance Co. SCA
9.875%, 8/01/19 (a)	EUR	4,550	6,781,540
Capsugel SA
7.00%, 5/15/19 (a)(d)	U.S.$	1,454	1,484,898
Care UK Health & Social Care PLC
9.75%, 8/01/17	GBP	2,900	5,039,285
9.75%, 8/01/17 (a)		10,750	18,688,060
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18	U.S.$	6,160	6,260,100
Cerba European Lab SAS
7.00%, 2/01/20 (a)(b)	EUR	7,200	10,341,832
CHS/Community Health Systems, Inc.
6.875%, 2/01/22 (a)	U.S.$	14,754	15,141,292
7.125%, 7/15/20 (b)		8,029	8,550,885
ConvaTec Healthcare E SA
10.50%, 12/15/18 (a)		8,448	9,398,400
Cott Beverages, Inc.
8.125%, 9/01/18		1,390	1,487,300
8.375%, 11/15/17		92	95,795
Del Monte Corp.
7.625%, 2/15/19		12,970	13,472,587
Elior Finance & Co. SCA
6.50%, 5/01/20 (a)	EUR	1,013	1,480,027
Elizabeth Arden, Inc.
7.375%, 3/15/21	U.S.$	4,199	4,471,935
Elli Finance UK PLC
8.75%, 6/15/19 (a)	GBP	4,859	8,866,358
Endo Health Solutions, Inc.
7.00%, 7/15/19-12/15/20	U.S.$	1,800	1,918,600
7.25%, 1/15/22		9,055	9,643,575
Envision Healthcare Corp.
8.125%, 6/01/19		5,952	6,398,400
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		15,758	14,930,705

	Principal Amount (000)		U.S. $ Value
Forest Laboratories, Inc.
5.00%, 12/15/21 (a)	U.S.$	3,997	3,977,015
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	267	445,176
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (a)	EUR	2,100	3,048,117
Grifols, Inc.
8.25%, 2/01/18	U.S.$	1,837	1,960,998
HCA Holdings, Inc.
7.75%, 5/15/21 (b)		4,500	4,938,750
HCA, Inc.
5.875%, 3/15/22-5/01/23		4,650	4,819,875
6.50%, 2/15/16-2/15/20		3,482	3,827,175
Healthcare Technology Intermediate, Inc.
7.375%, 9/01/18 (a)(d)		6,771	6,999,521
HealthSouth Corp.
7.75%, 9/15/22		352	386,320
8.125%, 2/15/20		1,455	1,585,950
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	3,250	4,532,745
Hologic, Inc.
6.25%, 8/01/20	U.S.$	840	876,750
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		19,742	21,074,585
IDH Finance PLC
6.00%, 12/01/18 (a)	GBP	2,545	4,267,400
Jaguar Holding Co. I
9.375%, 10/15/17 (a)(d)	U.S.$	4,616	4,869,880
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		7,556	8,481,610
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		14,959	17,202,850
LifePoint Hospitals, Inc.
6.625%, 10/01/20		2,150	2,311,250
MPH Intermediate Holding Co. 2
8.375%, 8/01/18 (a)(d)		15,069	15,521,070
New Albertsons, Inc.
7.45%, 8/01/29		4,110	3,298,275
8.00%, 5/01/31		3,100	2,549,750
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20		10,446	11,020,530
Party City Holdings, Inc.
8.875%, 8/01/20		8,041	8,945,612
Picard Bondco SA
9.00%, 10/01/18 (a)	EUR	2,300	3,334,785
Pilgrim’s Pride Corp.
7.875%, 12/15/18	U.S.$	4,054	4,393,523
Pinnacle Merger Sub, Inc.
9.50%, 10/01/23 (a)		5,430	5,864,400
Post Holdings, Inc.
6.75%, 12/01/21 (a)		1,598	1,673,905
7.375%, 2/15/22 (a)		1,400	1,489,250
7.375%, 2/15/22		6,371	6,777,151

	Principal Amount (000)		U.S. $ Value
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	6,727	11,611,441
R&R Ice Cream PLC
8.375%, 11/15/17 (a)	EUR	3,450	4,941,688
R&R Pik PLC
9.25%, 5/15/18 (a)(d)		4,332	5,991,846
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	U.S.$	2,252	2,454,680
Salix Pharmaceuticals Ltd.
6.00%, 1/15/21 (a)		2,795	2,913,788
Serta Simmons Holdings LLC
8.125%, 10/01/20 (a)(b)		9,510	10,318,350
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		3,549	3,695,396
5.875%, 8/01/21 (a)		5,820	5,907,300
6.625%, 8/15/22		1,516	1,595,590
7.75%, 7/01/17		5,250	6,070,313
Spectrum Brands, Inc.
6.375%, 11/15/20		2,586	2,747,625
6.625%, 11/15/22		2,624	2,791,280
6.75%, 3/15/20		3,475	3,735,625
Stater Bros Holdings, Inc.
7.375%, 11/15/18		4,060	4,283,300
STHI Holding Corp.
8.00%, 3/15/18 (a)		930	990,450
Sun Products Corp. (The)
7.75%, 3/15/21 (a)(b)		7,463	6,474,152
TeamSystem Holding SpA
7.375%, 5/15/20 (a)	EUR	3,953	5,542,055
Tenet Healthcare Corp.
6.25%, 11/01/18	U.S.$	2,291	2,531,555
6.875%, 11/15/31		2,106	1,842,750
8.00%, 8/01/20		2,000	2,185,000
8.125%, 4/01/22		12,895	14,071,669
United Surgical Partners International, Inc.
9.00%, 4/01/20		3,450	3,855,375
Valeant Pharmaceuticals International
6.375%, 10/15/20 (a)		2,520	2,690,100
6.75%, 8/15/21 (a)		2,100	2,241,750
7.00%, 10/01/20 (a)		10,450	11,259,875
7.25%, 7/15/22 (a)		5,402	5,888,180
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21 (a)		2,108	2,347,785
Visant Corp.
10.00%, 10/01/17		2,798	2,700,070
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	4,750	8,081,823
VWR Funding, Inc.
7.25%, 9/15/17	U.S.$	3,799	4,045,935
WellCare Health Plans, Inc.
5.75%, 11/15/20		5,640	5,837,400

			500,505,203

	Principal Amount (000)		U.S. $ Value
Energy - 6.3%
Antero Resources Finance Corp.
5.375%, 11/01/21 (a)	U.S.$	9,000	9,067,500
7.25%, 8/01/19		2,946	3,159,585
Athlon Holdings LP/Athlon Finance Corp.
7.375%, 4/15/21 (a)		15,990	16,749,525
ATP Oil & Gas Corp./United States
11.875%, 5/01/15 (e)		2,700	20,250
Atwood Oceanics, Inc.
6.50%, 2/01/20		1,420	1,512,300
Basic Energy Services, Inc.
7.75%, 2/15/19		4,460	4,683,000
Berry Petroleum Co. LLC
6.375%, 9/15/22		12,667	12,888,672
Bill Barrett Corp.
7.625%, 10/01/19		2,500	2,700,000
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		862	900,790
Bristow Group, Inc.
6.25%, 10/15/22		2,741	2,891,755
CGG SA
9.50%, 5/15/16		1,480	1,550,300
Chaparral Energy, Inc.
7.625%, 11/15/22		7,282	7,846,355
8.25%, 9/01/21		2,000	2,180,000
CHC Helicopter SA
9.25%, 10/15/20		13,661	14,548,965
9.375%, 6/01/21		6,925	7,253,937
Chesapeake Energy Corp.
2.50%, 5/15/37		1,653	1,673,663
Cimarex Energy Co.
5.875%, 5/01/22		3,526	3,755,190
Citgo Petroleum Corp.
11.50%, 7/01/17 (a)		4,527	4,934,430
Concho Resources, Inc.
5.50%, 4/01/23		3,686	3,722,860
Denbury Resources, Inc.
4.625%, 7/15/23		11,425	10,539,562
6.375%, 8/15/21		991	1,052,938
Diamondback Energy, Inc.
7.625%, 10/01/21 (a)		7,270	7,651,675
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		3,500	3,771,250
9.25%, 12/15/17		3,600	3,960,000
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/01/20		6,884	7,916,600
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		3,059	3,292,249
Era Group, Inc.
7.75%, 12/15/22		3,450	3,596,625
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (a)		1,560	1,630,200
Golden Close Maritime Corp., Ltd.
11.00%, 12/09/15		2,737	2,877,318

	Principal Amount (000)		U.S. $ Value
Hilcorp Energy I LP/Hilcorp Finance Co.
8.00%, 2/15/20 (a)	U.S.$	1,000	1,080,000
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21		5,000	4,862,500
5.875%, 4/01/20		4,695	4,847,587
Key Energy Services, Inc.
6.75%, 3/01/21		7,666	7,876,815
Kodiak Oil & Gas Corp.
8.125%, 12/01/19		2,184	2,418,780
Laredo Petroleum, Inc.
7.375%, 5/01/22		3,511	3,835,768
Linn Energy LLC/Linn Energy Finance Corp.
7.00%, 11/01/19 (a)		9,988	10,137,820
8.625%, 4/15/20		4,190	4,525,200
Newfield Exploration Co.
7.125%, 5/15/18		1,989	2,067,566
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (a)		4,145	4,145,000
Northern Oil and Gas, Inc.
8.00%, 6/01/20		5,985	6,314,175
Oasis Petroleum, Inc.
6.875%, 3/15/22 (a)		10,332	10,951,920
Offshore Group Investment Ltd.
7.125%, 4/01/23		9,423	9,423,000
7.50%, 11/01/19		8,860	9,524,500
Oil States International, Inc.
6.50%, 6/01/19		3,394	3,589,155
Pacific Drilling SA
5.375%, 6/01/20 (a)		9,349	9,325,627
PDC Energy, Inc.
7.75%, 10/15/22		3,669	3,953,347
Perpetual Energy, Inc.
8.75%, 3/15/18 (a)	CAD	4,250	3,682,379
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)	U.S.$	7,821	8,329,365
PHI, Inc.
8.625%, 10/15/18		2,910	3,131,888
Pioneer Energy Services Corp.
9.875%, 3/15/18		4,861	5,146,584
Precision Drilling Corp.
6.50%, 12/15/21		1,870	1,986,875
PVR Partners LP/Penn Virginia Resource Finance Corp. II
6.50%, 5/15/21 (a)		10,517	11,016,557
QEP Resources, Inc.
5.25%, 5/01/23		4,551	4,334,827
6.875%, 3/01/21		1,453	1,565,608
Quicksilver Resources, Inc.
7.125%, 4/01/16		11,847	11,373,120
Resolute Energy Corp.
8.50%, 5/01/20		3,993	4,172,685
Rosetta Resources, Inc.
5.875%, 6/01/22		4,838	4,801,715
Sanchez Energy Corp.
7.75%, 6/15/21 (a)		9,136	9,432,920

	Principal Amount (000)		U.S. $ Value
SandRidge Energy, Inc.
7.50%, 2/15/23	U.S.$	2,825	2,877,969
8.125%, 10/15/22		3,164	3,310,335
Seitel, Inc.
9.50%, 4/15/19		3,900	3,958,500
SESI LLC
6.375%, 5/01/19		771	819,188
7.125%, 12/15/21		3,333	3,674,633
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)		10,857	18,384,650
Tervita Corp.
8.00%, 11/15/18 (a)		14,253	14,609,325
9.75%, 11/01/19 (a)		4,592	4,603,480
10.875%, 2/15/18 (a)		3,000	3,142,500
Tesoro Corp.
9.75%, 6/01/19		3,518	3,773,055
W&T Offshore, Inc.
8.50%, 6/15/19		3,500	3,745,000
Whiting Petroleum Corp.
5.75%, 3/15/21		4,426	4,647,300

			383,726,712

Other Industrial - 1.9%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)(b)		9,645	10,440,712
9.00%, 10/15/18 (a)	EUR	1,810	2,665,220
10.75%, 10/15/19 (a)	U.S.$	2,300	2,478,250
B456 Systems, Inc.
3.75%, 4/15/16 (f)(j)		3,985	657,525
Briggs & Stratton Corp.
6.875%, 12/15/20		737	812,543
Exova PLC
10.50%, 10/15/18 (a)	GBP	2,000	3,550,824
General Cable Corp.
6.50%, 10/01/22 (a)	U.S.$	5,113	5,061,870
Interline Brands, Inc.
10.00%, 11/15/18 (d)		5,887	6,438,906
Interline Brands, Inc./NJ
7.50%, 11/15/18		6,399	6,774,941
Laureate Education, Inc.
9.25%, 9/01/19 (a)		20,060	21,564,500
Liberty Tire Recycling LLC
11.00%, 10/01/16 (a)		4,400	4,312,000
Mueller Water Products, Inc.
7.375%, 6/01/17		4,215	4,330,913
8.75%, 9/01/20		720	806,400
NANA Development Corp.
9.50%, 3/15/19 (a)		5,451	5,655,413
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		9,655	7,880,894
13.00%, 3/15/18 (d)		4,318	4,943,860
Pipe Holdings PLC
9.50%, 11/01/15 (a)	GBP	3,659	6,330,819

	Principal Amount (000)		U.S. $ Value
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	U.S.$	12,408	13,090,440
Trionista Holdco GmbH
5.00%, 4/30/20 (a)	EUR	742	1,027,735
Trionista TopCo GmbH
6.875%, 4/30/21 (a)(b)		1,581	2,293,283
Wendel SA
4.375%, 8/09/17		1,750	2,495,938
Zachry Holdings, Inc.
7.50%, 2/01/20 (a)	U.S.$	4,500	4,725,000

			118,337,986

Services - 1.8%
ADT Corp. (The)
3.50%, 7/15/22		6,900	5,949,794
4.125%, 6/15/23		2,806	2,468,907
6.25%, 10/15/21 (a)(b)		4,207	4,349,828
Carlson Wagonlit BV
6.875%, 6/15/19 (a)		3,275	3,418,281
Cerved Group SpA
6.375%, 1/15/20 (a)	EUR	547	778,315
8.00%, 1/15/21 (a)		690	979,646
Gtech Spa
8.25%, 3/31/66 (a)		10,343	14,995,824
ISS A/S
8.875%, 5/15/16 (a)		970	1,331,188
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	2,320	2,563,600
Monitronics International, Inc.
9.125%, 4/01/20		2,267	2,414,355
Realogy Group LLC
9.00%, 1/15/20 (a)(b)		3,500	4,042,500
Sabre Holdings Corp.
8.35%, 3/15/16 (c)		2,939	3,276,985
Sabre, Inc.
8.50%, 5/15/19 (a)		11,613	12,803,332
Service Corp. International/US
6.75%, 4/01/15		1,500	1,584,375
6.75%, 4/01/16 (k)		2,900	3,161,000
7.50%, 4/01/27		1,575	1,665,563
ServiceMaster Co./TN
7.00%, 8/15/20		9,300	9,416,250
8.00%, 2/15/20		6,087	6,300,045
Travelport LLC
10.875%, 9/01/16 (a)	EUR	3,821	5,192,033
11.875%, 9/01/16 (b)	U.S.$	2,999	3,051,482
Travelport LLC/Travelport Holdings, Inc.
6.364%, 3/01/16 (a)(k)		472	474,066
13.875%, 3/01/16 (a)(d)		7,646	8,086,111

	Principal Amount (000)		U.S. $ Value
West Corp.
7.875%, 1/15/19	U.S.$	3,305	3,557,006
8.625%, 10/01/18		5,535	5,970,881

			107,831,367

Technology - 4.5%
Advanced Micro Devices, Inc.
8.125%, 12/15/17 (b)		2,180	2,280,825
Alcatel-Lucent USA, Inc.
6.75%, 11/15/20 (a)		3,607	3,697,175
8.875%, 1/01/20 (a)		2,881	3,190,708
Amkor Technology, Inc.
6.375%, 10/01/22		10,924	11,169,790
Aspect Software, Inc.
10.625%, 5/15/17 (b)		4,211	4,263,638
Audatex North America, Inc.
6.00%, 6/15/21 (a)		3,018	3,146,265
6.125%, 11/01/23 (a)		5,299	5,484,465
Avaya, Inc.
7.00%, 4/01/19 (a)		6,547	6,465,162
10.50%, 3/01/21 (a)(b)		8,545	7,904,125
Blackboard, Inc.
7.75%, 11/15/19 (a)		5,337	5,430,398
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		13,795	14,243,337
Brightstar Corp.
7.25%, 8/01/18 (a)		7,434	8,065,890
9.50%, 12/01/16 (a)		6,166	6,782,600
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		2,118	2,298,030
8.50%, 4/01/19		11,125	12,209,687
12.535%, 10/12/17		144	150,840
Ceridian Corp.
8.875%, 7/15/19 (a)		4,536	5,154,030
11.25%, 11/15/15		1,849	1,858,245
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		12,000	13,635,000
CommScope, Inc.
8.25%, 1/15/19 (a)		7,693	8,356,521
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (a)		1,945	1,940,138
CoreLogic, Inc./United States
7.25%, 6/01/21		889	952,341
CPI International, Inc.
8.00%, 2/15/18		6,323	6,654,957
DCP LLC/DCP Corp.
10.75%, 8/15/15 (a)		2,385	2,468,475
Eagle Midco, Inc.
9.00%, 6/15/18 (a)		8,480	8,861,600
Epicor Software Corp.
8.625%, 5/01/19		3,738	4,055,730
First Data Corp.
6.75%, 11/01/20 (a)		1,630	1,711,500
7.375%, 6/15/19 (a)		2,240	2,391,200
8.25%, 1/15/21 (a)(b)		7,500	7,950,000

	Principal Amount (000)		U.S. $ Value
11.75%, 8/15/21 (a)	U.S.$	9,744	10,011,960
12.625%, 1/15/21		6,761	7,876,565
Freescale Semiconductor, Inc.
5.00%, 5/15/21 (a)		4,637	4,602,223
6.00%, 1/15/22 (a)		5,454	5,672,160
8.05%, 2/01/20 (b)		1,000	1,087,500
10.125%, 12/15/16		831	849,698
Goodman Networks, Inc.
12.125%, 7/01/18		5,000	5,300,000
12.375%, 7/01/18 (a)		3,670	3,890,200
Infor US, Inc.
9.375%, 4/01/19		6,278	7,062,750
10.00%, 4/01/19	EUR	2,539	3,869,515
Interactive Data Corp.
10.25%, 8/01/18	U.S.$	4,700	5,170,000
Iron Mountain, Inc.
5.75%, 8/15/24		3,155	2,949,925
8.375%, 8/15/21		1,644	1,759,080
MMI International Ltd.
8.00%, 3/01/17 (a)		5,998	5,878,040
NXP BV/NXP Funding LLC
5.75%, 2/15/21-3/15/23 (a)		8,374	8,533,040
Sanmina Corp.
7.00%, 5/15/19 (a)		4,931	5,239,188
Sensata Technologies BV
6.50%, 5/15/19 (a)		5,000	5,425,000
Serena Software, Inc.
10.375%, 3/15/16		336	334,320
Sitel LLC/Sitel Finance Corp.
11.00%, 8/01/17 (a)		3,400	3,604,000
Sophia LP/Sophia Finance, Inc.
9.75%, 1/15/19 (a)		1,550	1,716,625
SunGard Data Systems, Inc.
6.625%, 11/01/19		6,515	6,824,462
7.625%, 11/15/20		6,170	6,779,287
Syniverse Holdings, Inc.
9.125%, 1/15/19		1,598	1,743,818
Viasystems, Inc.
7.875%, 5/01/19 (a)		5,127	5,498,707

			274,450,735

Transportation - Airlines - 0.3%
Air Canada
6.75%, 10/01/19 (a)		6,910	7,376,425
8.75%, 4/01/20 (a)		5,265	5,619,861
Northwest Airlines Pass-Through Trust
Series 2000-1, Class G
7.15%, 10/01/19 (k)		762	828,237
UAL Pass-Through Trust
Series 2007-1, Class A
6.636%, 7/02/22		1,869	2,013,863

			15,838,386

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 1.3%
America West Airlines Pass-Through Trust
Series 1999-1, Class G
7.93%, 1/02/19	U.S.$	1,467	1,595,540
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		4,248	4,147,110
8.25%, 1/15/19		4,000	4,305,000
Avis Budget Finance PLC
6.00%, 3/01/21 (a)	EUR	2,070	2,945,358
CEVA Group PLC
8.375%, 12/01/17 (a)	U.S.$	7,472	7,798,900
EC Finance PLC
9.75%, 8/01/17 (a)	EUR	5,648	8,208,725
Hapag-Lloyd AG
9.75%, 10/15/17 (a)(b)	U.S.$	2,250	2,390,625
Hertz Corp. (The)
5.875%, 10/15/20		3,548	3,672,180
6.75%, 4/15/19		8,288	8,816,360
7.50%, 10/15/18		1,900	2,030,625
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (a)		14,342	14,772,260
Oshkosh Corp.
8.50%, 3/01/20		3,500	3,841,250
Overseas Shipholding Group, Inc.
8.125%, 3/30/18 (e)		2,250	2,626,875
Stena AB
5.875%, 2/01/19 (a)	EUR	2,000	2,913,219
7.875%, 3/15/20 (a)(b)		1,000	1,534,146
Swift Services Holdings, Inc.
10.00%, 11/15/18	U.S.$	8,795	9,696,488

			81,294,661

			2,948,122,981

Financial Institutions - 7.1%
Banking - 2.7%
ABN AMRO Bank NV
4.31%, 3/10/16	EUR	5,396	7,277,585
Ally Financial, Inc.
4.625%, 6/26/15	U.S.$	4,725	4,896,943
Series 8
6.75%, 12/01/14		2,590	2,690,363
7.50%, 9/15/20		2,638	3,099,650
8.00%, 11/01/31		7,668	9,220,770
Baggot Securities Ltd.
10.24%, 12/29/49 (a)	EUR	5,912	8,511,727
Bank of America Corp.
Series U
5.20%, 6/01/23	U.S.$	9,164	8,206,362
Barclays Bank PLC
7.625%, 11/21/22		9,762	10,372,125
7.70%, 4/25/18 (a)		4,629	5,040,407
7.75%, 4/10/23		2,824	3,060,510

	Principal Amount (000)		U.S. $ Value
Barclays PLC
8.00%, 12/15/20	EUR	3,303	4,543,201
8.25%, 12/15/18 (b)	U.S.$	2,089	2,151,670
BBVA International Preferred SAU
4.952%, 9/20/16 (a)	EUR	3,100	3,875,759
Series F
9.10%, 10/21/14	GBP	1,000	1,700,490
Citigroup, Inc.
5.95%, 1/30/23	U.S.$	15,442	14,747,110
Commerzbank AG
8.125%, 9/19/23 (a)		5,125	5,624,688
Countrywide Capital III
Series B
8.05%, 6/15/27		11,735	13,729,950
Credit Agricole SA
7.875%, 1/23/24 (a)(b)		2,098	2,146,254
Credit Suisse Group AG
7.50%, 12/11/23 (a)		6,214	6,602,375
Dresdner Funding Trust I
8.151%, 6/30/31 (a)		816	872,100
HBOS Capital Funding LP
4.939%, 5/23/16	EUR	3,901	4,919,296
6.071%, 6/30/14 (a)	U.S.$	1,840	1,840,000
HT1 Funding GmbH
6.352%, 6/30/17	EUR	2,700	3,570,481
LBG Capital No.1 PLC
Series 15
6.439%, 5/23/20		1,500	2,139,375
8.00%, 6/15/20 (a)	U.S.$	9,550	10,206,562
Regions Bank/Birmingham AL
6.45%, 6/26/37		5,300	5,750,500
SNS Bank NV
11.25%, 11/27/19 (f)(i)(j)	EUR	1,001	0
Societe Generale SA
4.196%, 1/26/15		1,500	2,033,165
6.999%, 12/19/17		2,650	3,926,993
7.875%, 12/18/23 (a)(b)	U.S.$	9,507	9,815,977
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,293	1,752,588
Zions Bancorporation
5.80%, 6/15/23	U.S.$	2,500	2,287,500

			166,612,476

Brokerage - 0.3%
E*Trade Financial Corp.
6.375%, 11/15/19		6,552	7,043,400
6.75%, 6/01/16		4,634	5,039,475
GFI Group, Inc.
10.375%, 7/19/18		3,200	3,336,000
Lehman Brothers Holdings, Inc.
4.80%, 3/13/14 (j)		1,800	391,500
6.875%, 5/02/18 (j)		1,600	356,000

			16,166,375

	Principal Amount (000)		U.S. $ Value
Finance - 1.7%
AerCap Aviation Solutions BV
6.375%, 5/30/17	U.S.$	4,215	4,594,350
Aviation Capital Group Corp.
4.625%, 1/31/18 (a)		2,367	2,476,048
6.75%, 4/06/21 (a)		5,450	5,978,350
7.125%, 10/15/20 (a)		5,190	5,887,180
CIT Group, Inc.
5.00%, 5/15/17-8/15/22		5,286	5,450,950
5.25%, 3/15/18		3,667	3,905,355
Creditcorp
12.00%, 7/15/18 (a)		13,205	13,337,050
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)		1,500	1,410,000
International Lease Finance Corp.
5.875%, 4/01/19-8/15/22		3,400	3,584,875
8.25%, 12/15/20		5,094	6,000,844
8.75%, 3/15/17		2,375	2,766,875
8.875%, 9/01/17		2,210	2,621,347
Milestone Aviation Group Ltd. (The)
8.625%, 12/15/17 (a)		8,867	9,465,522
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)		3,183	3,373,980
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.375%, 2/15/18 (a)		3,759	4,059,720
SLM Corp.
4.875%, 6/17/19		5,837	5,778,052
5.50%, 1/15/19-1/25/23		2,948	2,935,223
5.625%, 8/01/33		8,948	7,493,950
7.25%, 1/25/22		1,638	1,736,280
8.00%, 3/25/20		3,466	3,868,923
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		8,590	9,191,300

			105,916,174

Insurance - 1.1%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20 (a)		3,937	4,163,378
American Equity Investment Life Holding Co.
6.625%, 7/15/21		8,506	8,867,505
CNO Financial Group, Inc.
6.375%, 10/01/20 (a)		1,000	1,065,000
Compass Investors, Inc.
7.75%, 1/15/21 (a)		11,334	11,631,517
Genworth Holdings, Inc.
6.15%, 11/15/66		2,535	2,265,656
Hartford Financial Services Group, Inc.
8.125%, 6/15/38		1,856	2,157,600
Hockey Merger Sub 2, Inc.
7.875%, 10/01/21 (a)		5,630	5,855,200

	Principal Amount (000)		U.S. $ Value
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	U.S.$	14,759	15,865,925
XL Group PLC
Series E
6.50%, 4/15/17		14,000	13,720,000

			65,591,781

Other Finance - 1.2%
CNG Holdings, Inc./OH
9.375%, 5/15/20 (a)		16,179	15,086,917
Fly Leasing Ltd.
6.75%, 12/15/20		1,310	1,326,375
FTI Consulting, Inc.
6.00%, 11/15/22		3,000	3,045,000
6.75%, 10/01/20		3,150	3,409,875
Gardner Denver, Inc.
6.875%, 8/15/21 (a)(b)		7,190	7,207,975
Harbinger Group, Inc.
7.75%, 1/15/22 (a)		2,930	2,922,675
7.875%, 7/15/19 (a)		7,863	8,413,410
iPayment Holdings, Inc.
15.00%, 11/15/18 (d)		3,624	1,712,278
iPayment, Inc.
10.25%, 5/15/18		6,542	4,988,275
National Money Mart Co.
10.375%, 12/15/16		8,410	8,304,875
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (a)(b)		6,062	6,319,635
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		7,561	7,863,440

			70,600,730

REITS - 0.1%
Felcor Lodging LP
5.625%, 3/01/23		7,213	7,050,708

			431,938,244

Utility - 2.5%
Electric - 1.3%
AES Corp./VA
4.875%, 5/15/23		1,500	1,404,375
7.375%, 7/01/21		3,145	3,483,087
8.00%, 10/15/17		2,860	3,331,900
Calpine Corp.
5.875%, 1/15/24 (a)		3,988	3,958,090
6.00%, 1/15/22 (a)		5,043	5,219,505
DPL, Inc.
7.25%, 10/15/21		986	981,070
EDP Finance BV
4.90%, 10/01/19 (a)		416	428,480
5.875%, 2/01/16 (a)	EUR	1,823	2,632,165
6.00%, 2/02/18 (a)	U.S.$	10,232	11,050,560
Enel SpA
8.75%, 9/24/73 (a)		4,260	4,614,286

	Principal Amount (000)		U.S. $ Value
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
6.875%, 8/15/17 (a)	U.S.$	4,973	5,147,055
10.00%, 12/01/20		1,072	1,133,640
10.00%, 12/01/20 (a)		2,524	2,656,510
FirstEnergy Corp.
Series C
7.375%, 11/15/31		4,551	5,188,668
GenOn Americas Generation LLC
8.50%, 10/01/21		3,760	3,741,200
GenOn Energy, Inc.
9.50%, 10/15/18		7,554	8,120,550
NRG Energy, Inc.
6.625%, 3/15/23 (b)		7,677	7,840,136
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		4,375	4,418,750
Techem Energy Metering Service GmbH & Co. KG
7.875%, 10/01/20 (a)	EUR	366	554,093
Techem GmbH
6.125%, 10/01/19 (a)		1,450	2,119,300
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (a)	U.S.$	2,679	1,975,763

			79,999,183

Natural Gas - 1.2%
El Paso LLC
Series G
7.75%, 1/15/32		5,548	5,723,611
7.80%, 8/01/31		2,897	3,002,651
Hiland Partners LP/Hiland Partners Finance Corp.
7.25%, 10/01/20 (a)		9,048	9,681,360
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20		3,948	4,105,920
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16		745	795,287
Kinder Morgan, Inc./DE
5.625%, 11/15/23 (a)		5,071	4,993,723
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		2,401	2,581,075
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		9,064	8,259,570
5.50%, 4/15/23		6,015	5,864,625
Sabine Pass Liquefaction LLC
6.25%, 3/15/22 (a)		3,000	3,007,500
Sabine Pass LNG LP
6.50%, 11/01/20		2,949	3,081,705
7.50%, 11/30/16		4,900	5,463,500

	Principal Amount (000)		U.S. $ Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.25%, 5/01/23	U.S.$	8,186	7,919,955
6.375%, 8/01/22		2,736	2,886,480
6.875%, 2/01/21		3,250	3,469,375

			70,836,337

			150,835,520

Total Corporates - Non-Investment Grades (cost $3,376,553,846)			3,530,896,745

CORPORATES - INVESTMENT GRADES - 9.2%
Financial Institutions - 5.3%
Banking - 2.8%
Abn Amro Bank NV
5.00%, 2/17/16	GBP	559	1,895,754
Akbank TAS
5.00%, 10/24/22 (a)(b)	U.S.$	3,974	3,536,860
American Express Co.
6.80%, 9/01/66		4,555	4,902,319
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		1,801	1,413,785
Banco Santander Chile
6.50%, 9/22/20 (a)	CLP	2,367,500	4,267,387
Barclays Bank PLC
6.86%, 6/15/32 (a)	U.S.$	1,905	1,978,819
BNP Paribas Fortis SA
4.625%, 10/27/14 (a)	EUR	1,000	1,358,815
BNP Paribas SA
5.186%, 6/29/15 (a)	U.S.$	3,333	3,424,657
7.195%, 6/25/37 (a)		6,900	7,331,250
BPCE SA
5.70%, 10/22/23 (a)		241	248,924
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16 (a)		5,750	6,260,600
8.40%, 6/29/17 (a)		5,500	6,098,345
Credit Agricole SA
7.589%, 1/30/20	GBP	4,150	7,282,682
Credit Suisse AG
6.50%, 8/08/23 (a)	U.S.$	9,056	9,778,176
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41 (a)		3,191	3,428,410
Danske Bank A/S
Series E
5.684%, 2/15/17	GBP	5,500	9,245,787
5.914%, 6/16/14 (a)	U.S.$	2,185	2,194,833
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (a)		1,590	2,281,650
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (a)		5,980	6,039,008
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23		10,628	9,658,195
Series R
6.00%, 8/01/23		3,893	3,747,012
6.75%, 2/01/24	U.S.$	6,055	6,176,100

	Principal Amount (000)		U.S. $ Value
LBG Capital No.2 PLC
Series 21
15.00%, 12/21/19	GBP	1,330	3,126,533
Macquarie Group Ltd.
7.30%, 8/01/14 (a)	U.S.$	3,350	3,456,530
MUFG Capital Finance 5 Ltd.
6.299%, 1/25/17	GBP	1,225	2,174,880
National Capital Trust II Delaware
5.486%, 3/23/15 (a)	U.S.$	1,700	1,742,500
PNC Financial Services Group, Inc. (The)
Series R
4.85%, 6/01/23		3,888	3,518,640
6.75%, 8/01/21 (b)		3,733	3,928,982
Royal Bank of Scotland PLC (The)
Series 1
3.493%, 10/27/14 (k)	AUD	3,500	3,047,924
9.50%, 3/16/22 (a)	U.S.$	896	1,046,797
Santander Bank NA
8.75%, 5/30/18		3,800	4,595,272
Standard Chartered PLC
5.20%, 1/26/24 (a)(b)		5,722	5,782,436
UBS AG/Jersey
4.28%, 4/15/15	EUR	8,250	11,238,043
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	8,785	10,096,996
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,870	2,002,469
Wells Fargo & Co.
Series K
7.98%, 3/15/18		4,700	5,299,250
Zions Bancorporation
5.65%, 11/15/23		2,289	2,412,034

			166,018,654

Brokerage - 0.1%
Charles Schwab Corp. (The)
7.00%, 2/01/22		6,830	7,653,015

Finance - 0.3%
GE Capital Trust II
5.50%, 9/15/67 (a)	EUR	4,000	5,732,250
General Electric Capital Corp.
Series B
6.25%, 12/15/22	U.S.$	1,500	1,563,750
Series A
7.125%, 6/15/22		7,600	8,540,500
HSBC Finance Capital Trust IX
5.911%, 11/30/35		3,765	3,887,362

			19,723,862

Insurance - 1.8%
AAI Ltd.
6.15%, 9/07/25	AUD	700	623,632
Series 3
6.75%, 9/23/24		800	708,633

	Principal Amount (000)		U.S. $ Value
Series 5
6.75%, 10/06/26	AUD	500	451,884
American International Group, Inc.
6.82%, 11/15/37	U.S.$	1,938	2,449,287
8.175%, 5/15/58		7,301	9,071,492
AON Corp.
8.205%, 1/01/27		2,495	3,075,781
Aviva PLC
4.729%, 11/28/14	EUR	6,000	8,144,103
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	1,415	1,604,275
Genworth Holdings, Inc.
7.625%, 9/24/21		4,725	5,691,707
Hannover Finance Luxembourg SA
5.00%, 6/01/15	EUR	1,000	1,389,161
Lincoln National Corp.
6.05%, 4/20/67	U.S.$	5,966	5,876,510
7.00%, 5/17/66		5,134	5,236,680
8.75%, 7/01/19		604	783,561
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		1,765	2,034,163
MetLife, Inc.
6.40%, 12/15/36		3,700	3,829,500
10.75%, 8/01/39		3,495	5,172,600
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (a)(b)		3,554	4,147,851
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (a)		5,000	5,062,500
9.375%, 8/15/39 (a)		4,546	6,621,213
Pacific Life Insurance Co.
9.25%, 6/15/39 (a)		3,000	4,352,814
Prudential Financial, Inc.
5.625%, 6/15/43		13,000	13,002,600
Swiss Re Capital I LP
6.854%, 5/25/16 (a)		6,435	6,885,450
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,836	3,645,383
WR Berkley Corp.
5.60%, 5/15/15		3,500	3,688,664
ZFS Finance USA Trust II
6.45%, 12/15/65 (a)		1,695	1,813,650
ZFS Finance USA Trust V

6.50%, 5/09/37 (a)		3,010	3,209,413

			108,572,507

Other Finance - 0.0%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (l)		732	849,488

REITS - 0.3%
DDR Corp.
7.875%, 9/01/20		3,100	3,855,671
EPR Properties
5.75%, 8/15/22		3,445	3,591,096
7.75%, 7/15/20		3,036	3,533,385

	Principal Amount (000)		U.S. $ Value
Senior Housing Properties Trust
6.75%, 12/15/21	U.S.$	4,500	5,078,340

			16,058,492

			318,876,018

Industrial - 3.0%
Basic - 1.3%
Basell Finance Co. BV
8.10%, 3/15/27 (a)		5,420	6,932,754
Braskem America Finance Co.
7.125%, 7/22/41 (a)		3,672	3,231,360
Braskem Finance Ltd.
5.75%, 4/15/21 (a)		200	192,500
6.45%, 2/03/24		2,627	2,579,714
7.00%, 5/07/20 (a)		2,300	2,112,192
CF Industries, Inc.
6.875%, 5/01/18		1,100	1,285,765
7.125%, 5/01/20		1,100	1,308,998
Georgia-Pacific LLC
8.875%, 5/15/31		1,800	2,607,381
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)		1,747	1,939,170
LyondellBasell Industries NV
6.00%, 11/15/21		2,070	2,406,452
Minsur SA
6.25%, 2/07/24 (a)		5,297	5,200,753
Plains Exploration & Production Co.
6.125%, 6/15/19		2,000	2,190,000
6.50%, 11/15/20		5,180	5,678,575
6.625%, 5/01/21		1,000	1,092,500
6.75%, 2/01/22		2,412	2,644,155
7.625%, 4/01/20		1,000	1,095,000
8.625%, 10/15/19		2,300	2,512,750
Rhodia SA
6.875%, 9/15/20 (a)		1,848	2,053,614
Samarco Mineracao SA
4.125%, 11/01/22 (a)(b)		740	646,575
5.75%, 10/24/23 (a)(b)		5,205	5,007,964
Southern Copper Corp.
7.50%, 7/27/35		1,500	1,554,783
Teck Resources Ltd.
6.125%, 10/01/35		5,000	5,084,420
Vale Overseas Ltd.
6.875%, 11/21/36		8,495	8,662,241
Westvaco Corp.
8.20%, 1/15/30		2,940	3,606,745
Weyerhaeuser Co.
7.375%, 3/15/32		3,308	4,188,762
8.50%, 1/15/25		1,000	1,298,570

			77,113,693

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.3%
Mondi Consumer Packaging International AG
9.75%, 7/15/17 (a)	EUR	1,652	2,418,596
Odebrecht Finance Ltd.
7.125%, 6/26/42 (a)	U.S.$	6,600	6,167,612
8.25%, 4/25/18 (a)	BRL	5,903	2,021,684
Owens Corning
6.50%, 12/01/16 (k)	U.S.$	355	394,888
7.00%, 12/01/36 (k)		4,450	4,966,516

			15,969,296

Communications - Media - 0.3%
21st Century Fox America, Inc.
6.40%, 12/15/35		1,000	1,169,455
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		2,500	3,504,107
Myriad International Holdings BV
6.00%, 7/18/20 (a)		6,983	7,361,884
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)		6,975	7,009,875
Time Warner Cable, Inc.
4.50%, 9/15/42		1,125	861,144
5.875%, 11/15/40		875	768,537

			20,675,002

Communications - Telecommunications - 0.3%
Oi SA
5.75%, 2/10/22 (a)		10,000	8,967,923
Qwest Corp.
6.75%, 12/01/21		1,000	1,116,460
6.875%, 9/15/33		5,000	4,837,500
7.625%, 6/15/15		1,590	1,715,282
Telefonica Emisiones SAU
Series G
3.661%, 9/18/17 (a)	EUR	1,550	2,228,018

			18,865,183

Consumer Cyclical - Automotive - 0.0%
Delphi Corp.
5.875%, 5/15/19	U.S.$	1,278	1,345,095
6.125%, 5/15/21		957	1,055,093

			2,400,188

Consumer Cyclical - Other - 0.2%
Host Hotels & Resorts LP
5.25%, 3/15/22		4,000	4,279,912
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)		3,990	4,408,950

	Principal Amount (000)		U.S. $ Value
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	U.S.$	2,035	2,249,231

			10,938,093

Consumer Non-Cyclical - 0.1%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		332	414,199
Mylan, Inc./PA
7.875%, 7/15/20 (a)		335	378,131
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.75%, 9/15/18		3,500	3,766,875
Whirlpool Corp.
8.60%, 5/01/14		190	193,663

			4,752,868

Energy - 0.2%
Anadarko Petroleum Corp.
8.70%, 3/15/19		2,000	2,552,000
Pioneer Natural Resources Co.
5.875%, 7/15/16		500	553,669
Pride International, Inc.
6.875%, 8/15/20		1,327	1,604,693
Transocean, Inc.
6.80%, 3/15/38		1,916	2,116,651
7.50%, 4/15/31		1,800	2,105,383

			8,932,396

Other Industrial - 0.2%
Fresnillo PLC
5.50%, 11/13/23 (a)		10,414	10,101,580
URS Corp.
5.00%, 4/01/22		4,000	4,100,796

			14,202,376

Services - 0.0%
QVC, Inc.
7.50%, 10/01/19 (a)		2,400	2,580,350

Technology - 0.1%
First Data Holdings, Inc.
14.50%, 9/24/19 (a)(d)		2,381	2,202,228
Seagate HDD Cayman
4.75%, 6/01/23 (a)		5,000	4,787,500

			6,989,728

Transportation - Airlines - 0.0%
Delta Air Lines Pass-Through Trust
Series 2007-1, Class A
6.821%, 8/10/22		990	1,128,928

			184,548,101

	Principal Amount (000)		U.S. $ Value
Utility - 0.7%
Electric - 0.4%
Consorcio Transmantaro SA
4.375%, 5/07/23 (a)	U.S.$	14,103	12,639,814
Dominion Resources, Inc./VA
7.50%, 6/30/66		4,100	4,460,800
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (a)		1,277	1,492,557
Southern California Edison Co.
Series E
6.25%, 2/01/22		3,300	3,423,750

			22,016,921

Natural Gas - 0.3%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		7,654	7,933,242
Energy Transfer Partners LP
7.60%, 2/01/24		3,200	3,908,707
Enterprise Products Operating LLC
Series H
6.65%, 10/15/34		1,500	1,815,821
Series A
8.375%, 8/01/66		1,609	1,790,013
SourceGas LLC
5.90%, 4/01/17 (a)		3,000	3,192,879
TransCanada PipeLines Ltd.
6.35%, 5/15/67		2,500	2,579,907

			21,220,569

			43,237,490

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Electricite de France
5.25%, 1/29/23 (a)		2,462	2,425,070
Gazprom OAO Via Gaz Capital SA
6.51%, 3/07/22 (a)		3,873	4,086,015
9.25%, 4/23/19 (a)		5,604	6,766,830

			13,277,915

Total Corporates - Investment Grades (cost $520,136,533)			559,939,524

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.5%
Non-Agency Fixed Rate - 3.3%
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
2.642%, 5/25/47		2,425	2,056,511
Series 2007-4, Class 22A1
5.071%, 6/25/47		9,550	8,514,988
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		1,211	955,654

	Principal Amount (000)		U.S. $ Value
CHL Mortgage Pass-Through Trust 2006-17
Series 2006-17, Class A2
6.00%, 12/25/36	U.S.$	7,372	6,689,742
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		13,663	13,423,464
Series 2006-AR3, Class 1A2A
5.384%, 6/25/36		5,975	5,520,580
Series 2007-AR4, Class 1A1A
5.527%, 3/25/37		2,532	2,406,529
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		2,904	2,530,200
Countrywide Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		6,771	5,877,876
Series 2006-2CB, Class A11
6.00%, 3/25/36		2,574	2,092,040
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		5,876	5,041,597
Series 2006-42, Class 1A6
6.00%, 1/25/47		2,330	1,847,917
Series 2006-HY12, Class A5
3.797%, 8/25/36		10,769	10,061,828
Series 2006-J1, Class 1A10
5.50%, 2/25/36		3,591	3,152,697
Series 2006-J5, Class 1A1
6.50%, 9/25/36		2,068	1,757,052
Series 2007-13, Class A2
6.00%, 6/25/47		7,964	6,568,902
Series 2007-16CB, Class 1A7
6.00%, 8/25/37		1,700	1,524,188
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
2.689%, 9/25/47		2,474	2,077,782
Series 2007-HYB2, Class 3A1
2.703%, 2/25/47		2,745	2,140,672
Credit Suisse Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		5,234	4,608,254
First Horizon Alternative Mortgage Securities Trust
Series 2005-AA3, Class 3A1
2.25%, 5/25/35		1,802	1,666,431
Series 2005-AA7, Class 2A1
2.236%, 9/25/35		1,247	1,079,860
Series 2006-AA3, Class A1
2.227%, 6/25/36		2,007	1,545,785
Series 2006-AA5, Class A1
2.241%, 9/25/36		5,519	4,443,051
Series 2006-AA7, Class A1
2.181%, 1/25/37		5,795	4,846,680
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		3,245	2,945,342
First Horizon Mortgage Pass-Through Trust
Series 2005-AR4, Class 1A1
2.631%, 9/25/35		570	523,459

	Principal Amount (000)		U.S. $ Value
IndyMac Index Mortgage Loan Trust
Series 2005-AR15, Class A1
4.642%, 9/25/35	U.S.$	5,341	4,748,768
Series 2006-AR37, Class 2A1
4.928%, 2/25/37		2,144	1,829,318
Series 2007-AR1, Class 2A1
2.654%, 4/25/37		5,515	4,155,374
Series 2007-AR3, Class 1A1
2.987%, 7/25/37		1,637	1,465,308
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		3,027	2,777,457
Series 2006-2, Class 6A
6.50%, 2/25/36		3,088	2,568,697
Series 2007-12, Class 3A22
6.00%, 8/25/37		946	860,889
New Century Alternative Mortgage Loan Trust
Series 2006-ALT1, Class AF4
6.31%, 7/25/36		4,002	2,840,651
Series 2006-ALT2, Class AF6A
5.771%, 10/25/36		11,036	8,144,625
Residential Accredit Loans, Inc.
Series 2005-QA10, Class A31
3.536%, 9/25/35		5,761	4,814,388
Series 2005-QA7, Class A21
3.052%, 7/25/35		3,987	3,541,826
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		8,270	7,998,051
Series 2005-QS14, Class 3A3
6.00%, 9/25/35		2,676	2,418,998
Series 2006-QA1, Class A21
3.752%, 1/25/36		6,291	4,763,920
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		1,373	1,182,929
Series 2007-A1, Class A8
6.00%, 3/25/37		1,750	1,332,601
Series 2007-A5, Class 2A3
6.00%, 5/25/37		761	681,517
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.347%, 9/25/35		4,341	4,234,017
Series 2006-9, Class 4A1
5.419%, 10/25/36		2,671	2,395,803
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
4.955%, 9/25/36		2,890	1,805,044
Series 2006-7, Class A4
4.955%, 9/25/36		2,771	1,730,429
Series 2006-9, Class A4
5.585%, 10/25/36		2,944	1,988,049
Series 2006-9, Class A6
5.585%, 10/25/36		3,036	2,049,244
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-HY3, Class 4A1
2.523%, 3/25/37		6,025	5,644,627

	Principal Amount (000)		U.S. $ Value
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37	U.S.$	2,954	2,640,106
Wells Fargo Mortgage Backed Securities 2007-10 Trust
Series 2007-10, Class 1A8
6.00%, 7/25/37		3,841	3,664,439
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.634%, 12/28/37		12,247	11,173,110
Series 2007-AR8, Class A1
5.913%, 11/25/37		5,468	4,958,591

			204,307,857

Non-Agency Floating Rate - 3.2%
Alliance Bancorp Trust
Series 2007-OA1, Class A1
0.398%, 7/25/37 (k)		4,871	3,264,598
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2006-2A, Class A2
0.338%, 4/25/47 (a)(k)		12,741	8,927,978
Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 1A1
2.55%, 10/25/35 (k)		1,076	1,053,959
Countrywide Alternative Loan Trust
Series 2005-82, Class A1
0.428%, 2/25/36 (k)		1,027	819,375
Series 2007-16CB, Class 4A6
38.052%, 8/25/37 (k)		2,023	3,450,509
Series 2007-7T2, Class A3
0.758%, 4/25/37 (k)		4,921	2,986,474
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-13, Class A7
0.758%, 8/25/37 (k)		1,798	1,399,166
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-OA3, Class A1
0.298%, 7/25/47 (k)		9,838	8,691,512
Series 2007-OA4, Class 1A1A
0.348%, 8/25/47 (k)		2,036	1,691,170
Downey Savings & Loan Association Mortgage Loan Trust
Series 2006-AR1, Class 1A1A
1.079%, 3/19/46 (k)		5,839	4,496,322
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M2
4.558%, 1/25/24 (k)		4,201	4,226,954
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.408%, 4/25/37 (k)		3,163	2,027,653
Series 2007-FA2, Class 1A5
0.458%, 4/25/37 (k)		3,582	2,305,819

	Principal Amount (000)		U.S. $ Value
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.378%, 6/25/37 (k)	U.S.$	3,320	2,797,630
HarborView Mortgage Loan Trust
Series 2006-10, Class 2A1A
0.337%, 11/19/36 (k)		5,970	4,970,277
Series 2006-SB1, Class A1A
0.974%, 12/19/36 (k)		6,262	5,071,666
Series 2007-4, Class 2A1
0.377%, 7/19/47 (k)		18,312	15,773,318
Series 2007-7, Class 2A1A
1.158%, 11/25/47 (k)		3,006	2,767,726
Impac Secured Assets Trust
Series 2006-3, Class A6
0.358%, 11/25/36 (k)		3,532	2,147,859
Series 2007-1, Class A2
0.318%, 3/25/37 (k)		3,232	2,488,573
IndyMac Index Mortgage Loan Trust
Series 2006-FLX1, Class A1
0.368%, 11/25/36 (k)		1,127	936,213
Series 2007-FLX3, Class A1
0.398%, 6/25/37 (k)		4,719	4,293,937
Lehman Mortgage Trust
Series 2007-1, Class 3A1
0.408%, 2/25/37 (k)		3,698	900,115
Series 2007-1, Class 3A2
7.092%, 2/25/37 (k)(m)		3,698	1,303,995
Lehman XS Trust
Series 2007-15N, Class 4A1
1.058%, 8/25/47 (k)		1,208	855,684
Series 2007-16N, Class 2A2
1.008%, 9/25/47 (k)		1,516	1,263,920
Series 2007-4N, Class 3A2A
0.878%, 3/25/47 (k)		5,590	4,853,027
Luminent Mortgage Trust
Series 2006-6, Class A1
0.358%, 10/25/46 (k)		3,404	2,948,691
Morgan Stanley Mortgage Loan Trust
Series 2006-9AR, Class A2
0.308%, 8/25/36 (k)		13,217	7,285,078
NovaStar Mortgage Funding Trust
Series 2006-MTA1, Class 2A1A
0.348%, 9/25/46 (k)		2,513	2,167,107
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1
0.318%, 2/25/37 (k)		1,752	1,402,969
Series 2007-2, Class 1A3
0.488%, 5/25/37 (k)		2,190	1,828,348
Residential Accredit Loans, Inc.
Series 2005-QO2, Class A1
1.498%, 9/25/45 (k)		3,351	2,763,200
Series 2005-QO3, Class A1
0.558%, 10/25/45 (k)		4,855	3,742,157

	Principal Amount (000)		U.S. $ Value
Series 2005-QO4, Class 2A1
0.438%, 12/25/45 (k)	U.S.$	6,230	4,405,585
Series 2006-QA4, Class A
0.338%, 5/25/36 (k)		6,919	5,345,895
Series 2006-QO2, Class A1
0.378%, 2/25/46 (k)		2,305	1,097,881
Series 2006-QO4, Class 2A1
0.348%, 4/25/46 (k)		6,037	4,506,213
Series 2007-QH6, Class A1
0.348%, 7/25/37 (k)		1,433	1,181,504
Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.308%, 7/25/23 (k)		7,600	9,001,396
Series 2013-DN2, Class M2
4.408%, 11/25/23 (k)		4,100	4,079,918
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
1.634%, 8/25/47 (k)		3,831	3,387,241
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
0.90%, 4/25/47 (k)		16,125	11,781,249
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A
1.14%, 2/25/46 (k)		1,533	1,470,233
Series 2006-AR5, Class A1A
1.128%, 6/25/46 (k)		1,968	1,719,099
Series 2007-OA1, Class A1A
0.835%, 2/25/47 (k)		14,564	11,816,886
Series 2007-OA3, Class 2A1A
0.895%, 4/25/47 (k)		2,054	1,849,920
Series 2007-OA5, Class 1A
0.885%, 6/25/47 (k)		12,514	11,103,791
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR3 Trust
Series 2006-AR3, Class A1A
1.105%, 5/25/46 (k)		2,022	1,511,209

			192,160,999

Total Collateralized Mortgage Obligations (cost $369,462,848)			396,468,856

BANK LOANS - 4.7%
Industrial - 4.5%
Basic - 0.3%
Arysta LifeScience SPC, LLC
4.50%, 5/29/20 (k)		8,060	8,099,798
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
4.25%, 6/28/19 (k)		7,703	7,782,957

	Principal Amount (000)		U.S. $ Value
Unifrax Holding Co.
5.25%, 11/28/18 (k)	EUR	2,779	3,738,977

			19,621,732

Capital Goods - 0.2%
Berry Plastics Corporation
3.75%, 1/06/21 (k)	U.S.$	5,580	5,569,549
ClubCorp Club Operations, Inc.
4.00%, 7/24/20 (k)		2,348	2,361,316
Serta Simmons Holdings LLC
4.25%, 10/01/19 (k)		5,575	5,620,020

			13,550,885

Communications - Media - 0.1%
Clear Channel Communications, Inc.
3.81%, 1/29/16 (k)		124	120,513
TWCC Holding Corp.
7.00%, 6/26/20 (d)(k)		7,100	7,153,250

			7,273,763

Consumer Cyclical - Automotive - 0.7%
Affinia Group, Inc.
4.75%, 4/25/20 (k)		8,955	8,988,581
Exide Technologies
9.00%, 10/09/14 (k)		24,106	24,467,179
Federal-Mogul Corporation
2.11%, 12/29/14-12/28/15 (k)		1,749	1,736,259
Navistar, Inc.
5.75%, 8/17/17 (k)		3,605	3,652,334
TI Group Automotive Systems, LLC
5.50%, 3/28/19 (k)		6,513	6,545,848

			45,390,201

Consumer Cyclical - Entertainment - 0.5%
Alpha Topco Ltd.
4.50%, 4/30/19 (k)		16,972	17,162,682
Kasima LLC (Digital Cinema Implementation Partners, LLC)
3.25%, 5/17/21 (k)		3,750	3,748,425
Station Casinos LLC
5.00%, 3/02/20 (k)		7,444	7,514,466

			28,425,573

Consumer Cyclical - Other - 0.4%
CityCenter Holdings, LLC
5.00%, 10/16/20 (k)		10,500	10,618,125
New HB Acquisition LLC
6.75%, 4/09/20 (k)		10,800	11,205,000

			21,823,125

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.3%
Burlington Coat Factory Warehouse Corporation
4.25%, 2/23/17 (k)	U.S.$	627	629,825
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (k)		2,370	2,404,172
Hudson’s Bay Company
8.25%, 11/04/21 (k)		7,500	7,731,225
J.C. Penney Corporation, Inc.
6.00%, 5/22/18 (k)		6,866	6,652,395
Rite Aid Corporation
5.75%, 8/21/20 (k)		3,000	3,062,250

			20,479,867

Consumer Non-Cyclical - 0.7%
Air Medical Group Holdings, Inc.
5.00%, 6/30/18 (k)		5,447	5,481,462
Air Medical Holding LLC
7.63%, 5/31/18 (k)		17,000	16,702,500
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.)
6.50%, 12/31/17 (k)		11,500	11,634,205
ConvaTec, Inc.
4.00%, 12/22/16 (k)		1,173	1,186,415
H.J. Heinz Company
3.50%, 6/05/20 (k)		3,781	3,816,239
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
4.25%, 9/30/19 (k)		1,870	1,874,148

			40,694,969

Energy - 0.0%
CITGO Petroleum Corporation
9.00%, 6/24/17 (k)		1,603	1,619,487

Other Industrial - 0.4%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (fka Silver II US Holdings LLC)
4.00%, 12/13/19 (k)		4,875	4,893,656
Gardner Denver, Inc.
4.25%, 7/30/20 (k)		5,536	5,527,101
Laureate Education, Inc.
5.00%, 6/15/18 (k)		2,736	2,717,242
Veyance Technologies, Inc.
5.25%, 9/08/17 (k)		12,729	12,776,545

			25,914,544

Services - 0.5%
Supervalu, Inc.
5.00%, 3/21/19 (k)		9,644	9,699,692

	Principal Amount (000)		U.S. $ Value
Travelport LLC (fka Travelport, Inc.)
9.50%, 1/31/16 (k)	U.S.$	19,021	19,631,275

			29,330,967

Technology - 0.4%
Avaya, Inc.
4.74%, 10/26/17 (k)		382	372,803
Infor (US), Inc. (fka Lawson Software Inc.)
3.75%, 6/03/20 (k)		2,664	2,670,375
MMI International Ltd. (MMI International (Delaware) LLC)
7.25%, 11/20/18 (k)		10,925	10,866,988
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (k)		9,820	8,764,060

			22,674,226

			276,799,339

Non Corporate Sectors - 0.1%
Foreign Local Government - Municipal - 0.1%
Education Management LLC
4.25%, 6/01/16 (k)		5,515	5,259,638

Financial Institutions - 0.1%
Insurance - 0.1%
Hub International Limited
4.75%, 10/02/20 (k)		4,489	4,536,466

Total Bank Loans (cost $281,466,479)			286,595,443

EMERGING MARKETS - CORPORATE BONDS - 4.1%
Industrial - 3.5%
Basic - 0.7%
Gold Fields Orogen Holding BVI Ltd.
4.875%, 10/07/20 (a)		9,969	8,436,785
Rearden G Holdings EINS GmbH
7.875%, 3/30/20 (a)		8,770	8,945,400
Sappi Papier Holding GmbH
6.625%, 4/15/21(a)		1,684	1,692,420
7.75%, 7/15/17 (a)		3,084	3,415,530
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22 (a)(b)		10,301	9,911,255
Vedanta Resources PLC
6.00%, 1/31/19 (a)		5,895	5,618,107
9.50%, 7/18/18 (a)		1,900	2,090,000

			40,109,497

Capital Goods - 0.5%
Cemex Espana Luxembourg
9.25%, 5/12/20 (a)		555	600,233
9.875%, 4/30/19 (a)		10,290	11,576,250
Cemex Finance LLC
9.375%, 10/12/22 (a)		4,406	4,946,085

	Principal Amount (000)		U.S. $ Value
Ferreycorp SAA
4.875%, 4/26/20 (a)	U.S.$	4,418	4,071,388
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (a)		830	866,313
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (a)(b)		6,414	6,494,174

			28,554,443

Communications - Media - 0.0%
European Media Capital SA
10.00%, 2/01/15 (i)(l)		537	509,834

Communications - Telecommunications - 0.5%
Comcel Trust (Cayman Islands)
6.88%, 2/06/24 (a)		6,101	6,022,665
Digicel Ltd.
6.00%, 4/15/21 (a)		3,750	3,637,500
Mobile Telesystems OJSC via MTS International Funding Ltd.
8.625%, 6/22/20 (a)(b)		4,400	5,137,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)		3,250	3,725,312
VimpelCom Holdings BV
7.504%, 3/01/22 (a)(b)		3,720	3,864,150
9.00%, 2/13/18 (a)	RUB	340,000	9,473,984

			31,860,611

Consumer Cyclical - Other - 0.2%
Peermont Global Pty Ltd.
7.75%, 4/30/14 (a)	EUR	4,400	5,943,181
Studio City Finance Ltd.
8.50%, 12/01/20 (a)	U.S.$	6,910	7,773,750

			13,716,931

Consumer Cyclical - Retailers - 0.3%
Edcon Pty Ltd.
9.50%, 3/01/18 (a)	EUR	2,675	3,481,501
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)	U.S.$	11,250	11,548,125

			15,029,626

Consumer Non-Cyclical - 0.8%
Cosan Luxembourg SA
9.50%, 3/14/18 (a)	BRL	13,070	4,612,932
Foodcorp Pty Ltd.
8.75%, 3/01/18 (a)	EUR	2,543	3,711,189
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)	U.S.$	11,548	10,624,160
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)(b)		3,859	3,666,050

	Principal Amount (000)		U.S. $ Value
Minerva Luxembourg SA
7.75%, 1/31/23 (a)(b)	U.S.$	11,507	11,190,558
Tonon Bioenergia SA
9.25%, 1/24/20 (a)(b)		6,355	4,857,172
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)(b)		1,670	1,365,225
Virgolino de Oliveira Finance
11.75%, 2/09/22 (a)		12,932	7,472,470
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (a)		4,082	2,204,280

			49,704,036

Energy - 0.1%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (a)		8,316	7,623,370

Transportation - Airlines - 0.3%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		5,082	5,253,838
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		12,957	13,394,299

			18,648,137

Transportation - Services - 0.1%
Inversiones Alsacia SA
8.00%, 8/18/18 (a)		5,636	4,128,532

			209,885,017

Financial Institutions - 0.6%
Banking - 0.4%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.50%, 9/26/19 (a)(b)		7,585	7,997,479
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (a)		8,137	7,526,725
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22 (a)(b)		12,500	10,750,000

			26,274,204

Finance - 0.2%
Sistema JSFC via Sistema International Funding SA
6.95%, 5/17/19 (a)		8,461	8,927,891

			35,202,095

Utility - 0.0%
Electric - 0.0%
AES El Salvador Trust II
6.75%, 3/28/23 (a)		3,050	2,895,176

Total Emerging Markets - Corporate Bonds (cost $259,662,537)			247,982,288

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 3.0%
Brazil - 1.1%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	173,835	67,052,370

Colombia - 0.1%
Colombia Government International Bond
7.75%, 4/14/21	COP	12,390,000	6,637,747
9.85%, 6/28/27		1,391,000	836,563

			7,474,310

Indonesia - 0.1%
Indonesia Treasury Bond - Recap Linked Note (JPMC)
10.00%, 7/18/17	IDR	63,808,000	5,506,615

Philippines - 0.1%
Philippine Government International Bond
6.25%, 1/14/36 (f)	PHP	280,000	6,209,179

Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
3.85%, 4/15/21 (a)	EUR	4,348	5,603,017

Russia - 0.1%
Russian Federal Bond - OFZ
Series 6204
7.50%, 3/15/18	RUB	232,655	6,572,818

South Africa - 0.2%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	16,800	1,494,862
Series R207
7.25%, 1/15/20		120,490	10,201,230
Series R208
6.75%, 3/31/21		21,565	1,757,572

			13,453,664

United States - 1.2%
U.S. Treasury Bonds
1.25%, 2/15/14	U.S.$	7,000	7,002,464
2.75%, 8/15/42 (n)		18,000	15,170,616
4.25%, 11/15/40 (n)		14,500	16,267,187
4.75%, 2/15/37		8,500	10,246,487
7.50%, 11/15/24		7,500	10,865,625
U.S. Treasury Notes
2.125%, 8/31/20 (n)		11,300	11,363,563

			70,915,942

Total Governments - Treasuries (cost $198,780,982)			182,787,915

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 2.2%
Argentina - 0.7%
Argentina Boden Bonds
7.00%, 10/03/15 (b)	U.S.$	21,871	18,596,596
Argentina Bonar Bonds
Series X
7.00%, 4/17/17 (b)		18,150	13,449,150
Argentine Republic Government International Bond
7.82%, 12/31/33	EUR	7,238	5,798,808
Series NY
2.50%, 12/31/38 (h)	U.S.$	14,680	5,211,400
8.28%, 12/31/33 (b)		1,933	1,198,262

			44,254,216

Dominican Republic - 0.2%
Dominican Republic International Bond
8.625%, 4/20/27 (a)		14,203	15,268,225

El Salvador - 0.2%
El Salvador Government International Bond
7.375%, 12/01/19 (a)(b)		1,495	1,586,569
7.625%, 9/21/34 (a)		872	898,160
7.65%, 6/15/35 (a)		11,545	10,967,750
7.75%, 1/24/23 (a)		700	750,750

			14,203,229

Gabon - 0.1%
Gabonese Republic
6.375%, 12/12/24 (a)(b)		3,785	3,889,540

Ghana - 0.1%
Republic of Ghana
7.875%, 8/07/23 (a)		1,818	1,690,603
8.50%, 10/04/17 (a)(b)		2,928	3,045,120

			4,735,723

Ivory Coast - 0.6%
Ivory Coast Government International Bond
5.75%, 12/31/32 (a)		43,290	37,445,850

Serbia - 0.1%
Republic of Serbia
6.75%, 11/01/24 (a)		710	701,430
7.25%, 9/28/21 (a)		6,418	6,740,183

			7,441,613

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (a)		3,825	3,882,375

	Principal Amount (000)		U.S. $ Value
Venezuela - 0.1%
Venezuela Government International Bond
7.65%, 4/21/25	U.S.$	6,636	3,848,880

Total Emerging Markets - Sovereigns (cost $118,728,176)			134,969,651

	Shares
PREFERRED STOCKS - 1.9%
Financial Institutions - 1.7%
Banking - 1.0%
Citigroup, Inc.
Series K
6.875%		146,700	3,770,190
CoBank ACB
6.25% (a)		35,289	3,414,211
Goldman Sachs Group, Inc. (The)
Series J
5.50%		499,500	11,548,440
Morgan Stanley
6.875%		575,000	14,616,500
Royal Bank of Scotland Group PLC
Series M
6.40%		360,000	7,963,200
Santander Finance Preferred SAU
6.80%		67,000	1,671,650
US Bancorp/MN
Series F
6.50%		270,000	7,330,500
Wells Fargo & Co.
5.85%		30,500	736,575
6.625%		297,650	7,831,171
Zions Bancorporation
Series G
6.30%		75,000	1,817,250

			60,699,687

Finance - 0.2%
Brandywine Realty Trust
Series E
6.90%		97,325	2,372,784
Cedar Realty Trust, Inc.
Series B
7.25%		104,195	2,397,527
RBS Capital Funding Trust V
Series E
5.90%		427,925	8,969,308

			13,739,619

Insurance - 0.1%
Hartford Financial Services Group, Inc.
7.875%		170,000	4,984,400

Company	Shares	U.S. $ Value
XLIT Ltd.
Series D
3.359% (k)	1,750	1,479,844

		6,464,244

REITS - 0.4%
DDR Corp.
Series K
6.25%	18,000	387,720
Health Care REIT, Inc.
Series J
6.50%	150,025	3,567,790
Hersha Hospitality Trust
Series C
6.875%	127,275	2,919,370
Kilroy Realty Corp.
Series H
6.375%	9,000	191,970
Kimco Realty Corp.
Series I
6.00%	125,975	2,815,541
Kimco Realty Corp.
Series K
5.625%	56,350	1,185,041
National Retail Properties, Inc.
Series D
6.625%	95,000	2,236,300
National Retail Properties, Inc.
Series E
5.70%	209,250	4,226,850
Public Storage
Series W
5.20%	86,650	1,726,934
Public Storage
Series X
5.20%	7,000	140,840
Sabra Health Care REIT, Inc.
Series A
7.125%	194,150	4,805,212
Sovereign Real Estate Investment Trust
12.00% (a)	501	667,878
Vornado Realty Trust
Series K
5.70%	48,575	1,012,789

		25,884,235

		106,787,785

Industrial - 0.2%
Basic - 0.1%
ArcelorMittal
6.00%	141,675	3,461,120

Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (a)	6,280	7,694,963

Company	Shares		U.S. $ Value
			11,156,083

Total Preferred Stocks (cost $112,958,438)			117,943,868

	Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
Non-Agency Fixed Rate CMBS - 1.6%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51	U.S.$	6,665	7,206,598
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.605%, 6/24/50 (a)		3,500	3,564,225
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		2,409	2,467,970
Series 2007-T26, Class AJ
5.566%, 1/12/45		1,000	979,907
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class AJ
5.791%, 6/15/38		2,514	2,474,338
Series 2006-C4, Class A3
5.467%, 9/15/39		4,966	5,401,195
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C5, Class J
5.226%, 12/15/36 (a)		3,000	2,702,373
DB-UBS Mortgage Trust
Series 2011-LC2A, Class D
5.444%, 7/10/44 (a)		2,500	2,533,895
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class AM
5.475%, 3/10/39		3,469	3,715,781
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.592%, 4/10/38		11,756	11,857,407
Series 2011-GC5, Class C
5.307%, 8/10/44(a)		7,937	8,521,691
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB19, Class AM
5.709%, 2/12/49		10,321	11,208,214
Series 2012-CBX, Class D
5.186%, 6/15/45 (a)		5,000	5,091,869
Series 2012-CBX, Class E
5.186%, 6/15/45 (a)		6,521	6,273,618
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		1,977	1,991,096
Series 2007-C2, Class AM
5.493%, 2/15/40		3,927	4,180,807
Series 2008-C1, Class AJ
6.157%, 4/15/41		762	776,507

	Principal Amount (000)		U.S. $ Value
LSTAR Commercial Mortgage Trust
Series 2011-1, Class C
5.386%, 6/25/43 (a)	U.S.$	2,000	2,107,422
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,700	2,806,855
Morgan Stanley Capital I Trust
Series 2007-IQ16, Class AJA
6.14%, 12/12/49		4,000	3,914,072
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class D
4.891%, 5/10/63 (a)		2,300	2,200,431
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class AJ
5.381%, 12/15/44		3,000	3,031,146
WF-RBS Commercial Mortgage Trust
Series 2012-C6, Class D
5.563%, 4/15/45 (a)		1,300	1,294,409

			96,301,826

Non-Agency Floating Rate CMBS - 0.1%
Commercial Mortgage Trust
Series 2007-FL14, Class C
0.46%, 6/15/22 (a)(k)		825	799,900
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.248%, 6/15/44 (a)(c)		2,576	2,662,659

			3,462,559

Total Commercial Mortgage-Backed Securities (cost $89,379,898)			99,764,385

GOVERNMENTS - SOVEREIGN AGENCIES - 0.8%
Ireland - 0.2%
Bank of Ireland
10.00%, 7/30/16 (a)	EUR	1,419	2,038,681
Series MPLE
2.065%, 9/22/15 (k)	CAD	7,925	6,759,821

			8,798,502

Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15	U.S.$	356	351,194
2.375%, 5/25/16		4,218	4,161,057

			4,512,251

Russia - 0.2%
Sberbank of Russia Via SB Capital SA
5.125%, 10/29/22 (a)		11,313	10,605,937
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (a)		3,433	3,724,805

			14,330,742

	Principal Amount (000)		U.S. $ Value
Spain - 0.0%
Instituto de Credito Oficial
4.53%, 3/17/16	CAD	2,700	2,504,461

United Arab Emirates - 0.3%
Dubai Holding Commercial Operations MTN Ltd.
6.00%, 2/01/17	GBP	10,900	18,702,445

Total Governments - Sovereign Agencies (cost $46,105,880)			48,848,401

EMERGING MARKETS - TREASURIES - 0.8%
Costa Rica - 0.2%
Republic of Costa Rica
10.58%, 6/22/16 (l)	CRC	4,150,000	8,599,442
11.13%, 3/28/18 (l)		2,620,500	5,565,629

			14,165,071

Dominican Republic - 0.3%
Dominican Republic International Bond
15.95%, 6/04/21 (l)	DOP	52,700	1,447,978
16.00%, 7/10/20 (l)		563,400	15,355,312

			16,803,290

Indonesia - 0.1%
Indonesia - Recap Linked Note (JPMC)
9.50%, 5/17/41	IDR	68,280,000	5,488,012

Nigeria - 0.2%
Nigeria Government Bond
Series 10YR
16.39%, 1/27/22	NGN	652,500	4,516,876
Series 7
16.00%, 6/29/19		812,485	5,414,568

			9,931,444

Total Emerging Markets - Treasuries (cost $51,191,339)			46,387,817

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.8%
United States - 0.8%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47	U.S.$	12,175	9,640,165
California GO
7.60%, 11/01/40		1,200	1,687,848
7.625%, 3/01/40		1,250	1,739,850
7.95%, 3/01/36		2,235	2,635,154
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47		11,930	8,597,951
Illinois GO
7.35%, 7/01/35		4,120	4,810,347
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46		7,175	5,603,173

	Principal Amount (000)		U.S. $ Value
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48	U.S.$	6,825	5,265,283
Tobacco Settlement Fin Corp. NJ
Series 2007-1A
5.00%, 6/01/41		3,855	2,836,355
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47		4,520	2,982,025

Total Local Governments - Municipal Bonds (cost $48,347,401)			45,798,151

GOVERNMENTS - SOVEREIGN BONDS - 0.7%
Bahrain - 0.1%
Bahrain Government International Bond
6.125%, 8/01/23 (a)		8,585	9,121,563

Croatia - 0.2%
Croatia Government International Bond
6.625%, 7/14/20 (a)		5,350	5,644,250
6.75%, 11/05/19 (a)		3,280	3,497,300

			9,141,550

Indonesia - 0.0%
Indonesia Government International Bond
8.50%, 10/12/35 (a)		1,645	1,961,663

Nigeria - 0.1%
Nigeria Government Bond - Recap Linked (Citi)
7.55%, 5/01/17 (a)	NGN	378,300	2,403,900
15.10%, 5/01/17 (a)		357,900	2,274,269

			4,678,169

Romania - 0.1%
Romanian Government International Bond
4.875%, 1/22/24 (a)	U.S.$	6,000	5,880,000

Turkey - 0.0%
Turkey Government International Bond
7.375%, 2/05/25		1,649	1,787,104

United Arab Emirates - 0.2%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)		7,645	9,193,112

Total Governments - Sovereign Bonds (cost $39,812,757)			41,763,161

	Shares
COMMON STOCKS - 0.5%
American Media Operations, Inc. (f)(j)		15,926	95,556
Gallery Media (i)(j)(o)		202	292,900
Keystone Automotive Operations, Inc. (f)(i)(j)		41,929	473,798
Mt. Logan Re Ltd. (Preference Shares) (j)(o)^		24,500	26,292,280

Company	Shares		U.S. $ Value
Neenah Enterprises, Inc. (f)(i)(j)		49,578	383,734
New Cotai LLC (f)(j)		13	319,248
U.S. Shipping Corp. (f)(i)(j)		27,473	0

Total Common Stocks (cost $26,361,955)			27,857,516

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Hungary - 0.1%
Magyar Export-Import Bank ZRT
5.50%, 2/12/18 (a)	U.S.$	3,291	3,419,908

Indonesia - 0.2%
Majapahit Holding BV
7.875%, 6/29/37 (a)		5,600	5,684,000
Pertamina Persero PT
6.00%, 5/03/42 (a)		720	583,356
Perusahaan Listrik Negara PT
5.25%, 10/24/42 (a)		11,216	8,159,640

			14,426,996

Kazakhstan - 0.0%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)		1,546	1,710,185

Total Quasi-Sovereigns (cost $22,241,917)			19,557,089

ASSET-BACKED SECURITIES - 0.3%
Home Equity Loans - Fixed Rate - 0.2%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35		2,108	2,010,760
CSAB Mortgage Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		1,507	1,164,905
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		2,300	2,028,294
Series 2006-10, Class AF3
5.985%, 6/25/36		2,068	1,215,966
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		2,396	2,151,725
Series 2007-6, Class 3A5
5.361%, 5/25/37		985	998,828
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,960	1,150,882
Series 2007-8XS, Class A2
6.00%, 4/25/37		1,806	1,174,842

			11,896,202

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Floating Rate - 0.1%
GSAA Home Equity Trust
Series 2006-6, Class AF4
4.851%, 3/25/36 (k)	U.S.$	5,266	3,216,061
Series 2006-6, Class AF5
4.851%, 3/25/36 (k)		4,262	2,601,946

			5,818,007

Autos - Fixed Rate - 0.0%
Exeter Automobile Receivables Trust
Series 2013-1A, Class D
5.05%, 10/15/19 (a)		930	913,975

Total Asset-Backed Securities (cost $17,782,166)			18,628,184

WHOLE LOAN TRUSTS - 0.2%
Performing Asset - 0.2%
Aeroservicios Especializados
10.50%, 3/19/18 (f)(h)(i)		7,175	7,174,644
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (f)(i)		3,375	3,375,000
Ede Del Este SA
12.00%, 3/31/16 (f)(i)		3,371	3,466,857

Total Whole Loan Trusts (cost $14,003,761)			14,016,501

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.0%
Provincia de Cordoba
12.375%, 8/17/17 (a)		4,226	3,417,777

Colombia - 0.1%
Bogota Distrito Capital
9.75%, 7/26/28 (a)	COP	6,665,000	3,713,165

Total Local Governments - Regional Bonds (cost $7,022,444)			7,130,942

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Equity Indices - 0.1%
CBOE Volatility Index
Expiration: Feb 2014, Exercise Price: $ 18.00 (j)(p)
(premiums paid $2,211,005)		24,431	3,970,037
OPTIONS PURCHASED - PUTS - 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Feb 2014, Exercise Price: $ 174.00 (j)(p)		6,734	178,451
SPDR S&P 500 ETF Trust
Expiration: Mar 2014, Exercise Price: $ 160.00 (j)(p)		3,305	401,558

Company	Contracts		U.S. $ Value
SPDR S&P 500 ETF Trust
Expiration: Mar 2014, Exercise Price: $ 165.00 (j)(p)		3,305	933,662

			1,513,671

	Notional Amount (000)
Swaptions - 0.0%
CDX NAHY.21 RTP BNP Paribas
(Sell Protection)
Expiration: Mar 2014, Exercise Rate: 1.02% (j)		75,500	411,882
CDX NAHY.21 RTP Deutsche Bank AG London
(Sell Protection)
Expiration: Feb 2014, Exercise Rate: 1.01% (j)		154,320	261,727

			673,609

Total Options Purchased - Puts (premiums paid $2,227,830)			2,187,280

	Shares
WARRANTS - 0.0%
Alion Science and Technology Corp., expiring 11/01/14 (i)(j)(l)		1,050	0
Fairpoint Communications, Inc., expiring 1/24/18 (f)(j)		6,740	168
iPayment Holdings, Inc., expiring 11/15/18 (f)(i)(j)		2,952	0
Talon Equity Co. NV, expiring 11/24/15 (f)(i)(j)		877	0

Total Warrants (cost $6)			168

SHORT-TERM INVESTMENTS - 7.1%
Investment Companies - 6.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio,
0.07% (q)
(cost $407,684,718)		407,684,718	407,684,718

	Principal Amount (000)
Time Deposits - 0.4%
BBH Grand Cayman
3.951%, 2/03/14	ZAR	4,375	393,096
DBS Bank Ltd., Singapore
0.03%, 2/03/14	U.S.$	32,716	18,495,773
Wells Fargo, Grand Cayman
0.076%, 2/03/14	GBP	2,333	3,640,881
0.019%, 2/03/14	EUR	1,275	1,565,182
Deutsche Bank, Grand Cayman
1.648%, 2/03/14	AUD	31	26,906

Total Time Deposits (cost $24,142,885)			24,121,838

Total Short-Term Investments (cost $431,827,603)			431,806,556

U.S. $ Value
Total Investments - 103.1% (cost $6,036,265,801) (r)	6,265,300,478
Other assets less liabilities - (3.1)%	(186,179,794)

Net Assets - 100.0%	$6,079,120,684

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	5,450	March 2014	$658,790,001	$657,406,250	$(1,383,751)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	15,450	IDR	185,689,827	4/11/14	$(357,993)
Credit Suisse International	AUD	5,899	USD	5,236	2/07/14	73,877
Credit Suisse International	USD	31,039	TRY	70,795	2/20/14	143,088
Deutsche Bank	CAD	9,492	USD	8,680	2/27/14	161,119
Goldman Sachs	BRL	58,649	USD	24,394	2/04/14	90,975
Goldman Sachs	BRL	93,555	USD	38,559	2/04/14	(208,511)
Goldman Sachs	USD	24,172	BRL	58,649	2/04/14	130,715
Goldman Sachs	USD	39,723	BRL	93,555	2/04/14	(955,514)
Goldman Sachs	EUR	255,417	USD	348,884	3/12/14	4,399,285
Goldman Sachs	USD	3,597	IDR	44,114,666	4/11/14	(11,401)
JPMorgan Chase Bank	CAD	7,623	USD	6,887	2/27/14	46,075
Morgan Stanley	PEN	73,845	USD	26,117	2/13/14	11,559
Morgan Stanley	GBP	87,460	USD	144,898	3/13/14	1,159,800
Royal Bank of Scotland	ZAR	153,665	USD	14,367	2/20/14	569,209
Royal Bank of Scotland	COP	14,654,708	USD	7,580	2/21/14	318,716
Standard Chartered Bank	USD	39,507	RUB	1,384,637	3/14/14	(443,597)
UBS Securities LLC	USD	14,386	BRL	34,905	2/04/14	77,796
UBS Securities LLC	BRL	34,905	USD	14,394	2/04/14	(70,084)
UBS Securities LLC	USD	14,287	BRL	34,905	3/06/14	66,980

						$5,202,094

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Premiums Received	Expiration Month	U.S. $ Value
Call - CBOE Volatility Index	24,431	$24.00	$916,163	Feb 2014	$(1,465,860)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Premiums Received	Expiration Month	U.S. $ Value
Put - CBOE Volatility Index	10,180	$14.00	$514,090	Feb 2014	$(203,600)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX-NAHY-21 5 Year Index 2	BNP Paribas	Sell	102.00%	3/19/14	$150,900	$264,075	$(424,193)
Put - CDX-NAHY-21 5 Year Index 1	Deutsche Bank AG London	Sell	101.00	2/19/14	306,000	520,200	(152,204)

						$784,275	$(576,397)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAIG Series 21, 5 Year Index, 12/20/18*	(1.00)%	0.71%	$600,000	$(8,883,300)	$(7,584,938)	$(1,298,362)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.63	18,800	318,542	162,048	156,494
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.63	32,860	556,772	309,555	247,217
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	3.45	59,985	4,300,419	4,262,170	38,249
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	3.45	42,065	3,015,706	2,724,520	291,186

				$(691,861)	$(126,645)	$(565,216)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(LCH Clearnet)	$621,500	11/07/18	1.530%	3 Month LIBOR	$(1,852,564)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
Fiat Finance North America, Inc.,
5.625%, 6/12/17, 6/20/18*	(5.00)%	2.91%	EUR	3,762	$(454,134)	$(117,244)	$(336,890)
Fiat Finance North America, Inc.,
5.625%, 6/12/17, 6/20/18*	(5.00)	2.91		3,030	(365,769)	(109,837)	(255,932)
Credit Suisse International:
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28, 12/20/18*	(5.00)	3.55		$720	(48,928)	(36,412)	(12,516)
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28, 12/20/18*	(5.00)	3.55		1,807	(122,794)	(113,300)	(9,494)
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28, 12/20/18*	(5.00)	3.55		903	(61,363)	(58,624)	(2,739)
Deutsche Bank AG:
Ally Financial, Inc.,
7.50%, 9/15/20, 6/20/17*	(5.00)	1.19		4,500	(589,304)	(154,664)	(434,640)
Time Warner Cable, Inc.,
5.850%, 5/1/17, 12/20/18*	(1.00)	1.76		1,000	35,647	38,924	(3,277)
Morgan Stanley Capital Services LLC:
AK Steel Corp.,
7.625%, 5/15/20, 9/20/15*	(5.00)	2.73		2,980	(99,787)	156,844	(256,631)
AK Steel Corp.,
7.625%, 5/15/20, 9/20/15*	(5.00)	2.73		12,451	(415,342)	864,331	(1,279,673)
Cooper Tire & Rubber Co.,
7.625%, 3/15/27, 9/20/18*	(5.00)	2.82		1,601	(156,705)	(56,594)	(100,111)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Fiat Finance North America, Inc.,
5.625%, 6/12/17, 3/20/19*	(5.00)%	3.44%	EUR	6,423	$(677,071)	$(682,267)	$5,196
UBS AG:
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28, 9/20/18*	(5.00)	3.36		$880	(64,072)	27,781	(91,853)
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28, 9/20/18*	(5.00)	3.36		560	(40,774)	17,688	(58,462)
Sale Contracts
Bank of America, NA:
HCA, Inc.,
6.375%, 1/15/15, 6/20/17*	5.00	1.27		6,000	772,041	37,942	734,099
Sanmina-SCI Corp.,
8.125%, 3/1/16, 6/20/17*	5.00	1.25		5,990	764,470	(230,383)	994,853
Barclays Bank PLC:
AK Steel Corp.,
7.625%, 5/15/20, 6/20/17*	5.00	5.73		5,150	(89,258)	(438,063)	348,805
Cablevision Systems Corp.,
8.00%, 4/15/12, 3/20/16*	5.00	0.82		3,000	286,681	166,252	120,429
Freescale Semiconductor, Inc.,
8.050%, 2/1/20, 6/20/17*	5.00	1.95		3,990	412,726	(227,714)	640,440
Freescale Semiconductor, Inc.,
8.875%, 12/15/14, 6/20/16*	5.00	1.05		5,000	486,737	(75,877)	562,614
Health Management Associates, Inc.,
6.125%, 4/15/16, 6/20/17*	5.00	0.15		5,950	1,012,436	(24,159)	1,036,595
Levi Strauss & Co.,
8.875%, 4/1/16, 3/20/16*	5.00	0.64		1,500	149,376	29,284	120,092

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00%	2.21%		$4,691	$564,775	$265,546	$299,229
NXP BV,
0.00%, 10/15/15, 3/20/16*	5.00	1.03	EUR	3,010	273,086	98,187	174,899
NXP BV,
0.00%, 10/15/15, 3/20/18*	5.00	2.16		1,750	279,355	99,438	179,917
Virgin Media Finance PLC,
9.50%, 8/15/16, 6/20/17*	5.00	2.32		$4,500	412,114	88,260	323,854
Virgin Media Finance PLC,
9.50%, 8/15/16, 6/20/17*	5.00	2.32		4,000	366,323	38,793	327,530
Citibank, NA:
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	2.21		6,177	743,682	359,611	384,071
New Albertsons, Inc.,
8.00%, 5/1/31, 9/20/14*	5.00	1.08		5,800	184,077	(350,061)	534,138
Credit Suisse International:
American Axle & Manufacturing, Inc.,
7.875%, 3/1/17, 6/20/18*	5.00	2.36		9,120	1,036,909	158,305	878,604
Avis Budget Car Rental LLC,
8.250%, 1/15/19, 9/20/18*	5.00	2.14		919	118,389	76,024	42,365
Avis Budget Car Rental LLC,
8.250%, 1/15/19, 9/20/18*	5.00	2.14		881	113,493	76,845	36,648
Chesapeake Energy Corp.,
6.625%, 8/15/20, 12/20/17*	5.00	1.45		5,000	691,230	9,390	681,840
Health Management Associates, Inc.,
6.125%, 8/15/16, 12/20/17*	5.00	0.18		2,570	494,188	126,027	368,161

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Levi Strauss & Co.,
7.625%, 5/15/20, 12/20/17*	5.00%	1.46%		$5,120	$705,914	$(38,461)	$744,375
Mediacom LLC,
9.125%, 8/15/19, 12/20/17*	5.00	1.81		2,500	309,939	40,081	269,858
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	2.21		2,252	271,131	136,517	134,614
Wind Acquisition Finance S.A.,
11.00%, 12/1/15, 6/20/16*	5.00	1.59		7,500	635,241	201,499	433,742
Goldman Sachs Bank USA:
American Axle & Manufacturing, Inc.,
7.875%, 3/1/17, 6/20/18*	5.00	2.36		6,582	748,348	82,735	665,613
CDX-NAIG Series 9, 10 Year Index,
12/20/17*	5.00	3.85		5,700	277,946	(674,025)	951,971
Chesapeake Energy Corp.,
6.625%, 8/15/20, 6/20/17*	5.00	1.30		5,250	669,592	(251,042)	920,634
ConvaTec Healthcare E SA,
10.875%, 12/15/18, 6/20/17*	5.00	2.37	EUR	3,870	471,282	(527,164)	998,446
KB Home,
6.250%, 6/15/15, 6/20/17*	5.00	1.80		$6,000	653,199	(433,224)	1,086,423
Mediacom LLC/Mediacom Capital,
9.125%, 8/15/19, 3/20/16*	5.00	0.48		6,000	618,494	(141,020)	759,514
Owens-Illinois, Inc.,
7.80%, 5/15/18, 12/20/17*	5.00	1.05		3,000	464,847	204,583	260,264
Morgan Stanley Capital Services LLC:
AK Steel Corp.,
7.625%, 5/15/20, 3/20/16*	5.00	7.99		3,000	(156,260)	27,081	(183,341)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
AK Steel Corp.,
7.625%, 5/15/20, 9/20/18*	5.00%	6.56%		$2,220	$(121,168)	$(447,436)	$326,268
AK Steel Corp.,
7.625%, 5/15/20, 9/20/18*	5.00	6.56		14,029	(765,707)	(3,143,528)	2,377,821
Chesapeake Energy Corp.,
6.625%, 8/15/20, 6/20/18*	5.00	1.63		5,500	797,615	348,864	448,751
NXP BV,
8.625%, 10/15/15, 9/20/17*	5.00	1.87	EUR	3,720	574,081	(184,278)	758,359
UBS AG:
Levi Strauss & Co.,
8.875%, 4/1/16, 6/20/17*	5.00	1.16		$6,690	882,317	(272,719)	1,155,036

					$13,049,245	$(5,011,264)	$18,060,509

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at January 31, 2014
Barclays Capital, Inc.	21,691	USD	(6.00	)%*	2/13/14	$21,615,081
Barclays Capital, Inc.†	2,697	USD	(3.75	)%*	—	2,695,595
Barclays Capital, Inc.†	3,189	USD	(2.50	)%*	—	3,178,439
Barclays Capital, Inc.†	965	USD	(1.75	)%*	—	962,842
Barclays Capital, Inc.†	15,408	USD	(1.50	)%*	—	15,400,563
Barclays Capital, Inc.†	579	EUR	(1.50	)%*	—	779,064
Barclays Capital, Inc.†	2,306	USD	(1.25	)%*	—	2,301,818
Barclays Capital, Inc.†	477	USD	(1.25	)%*	—	476,238
Barclays Capital, Inc.†	3,532	USD	(1.00	)%*	—	3,528,602
Barclays Capital, Inc.†	3,075	USD	(1.00	)%*	—	3,071,156
Barclays Capital, Inc.†	1,442	USD	(1.00	)%*	—	1,440,099
Barclays Capital, Inc.†	3,114	USD	(0.75	)%*	—	3,112,253
Barclays Capital, Inc.†	2,200	USD	(0.50	)%*	—	2,199,817
Barclays Capital, Inc.†	8,736	USD	(0.38	)%*	—	8,734,999
Barclays Capital, Inc.†	1,128	USD	(0.25	)%*	—	1,127,477
Barclays Capital, Inc.†	7,167	USD	(0.25	)%*	—	7,165,085
Barclays Capital, Inc.†	6,743	USD	(0.25	)%*	—	6,739,035
Barclays Capital, Inc.†	5,786	USD	(0.25	)%*	—	5,785,299
Barclays Capital, Inc.†	3,853	USD	(0.25	)%*	—	3,852,063
Barclays Capital, Inc.†	2,631	USD	(0.25	)%*	—	2,630,738
Barclays Capital, Inc.†	1,106	USD	(0.25	)%*	—	1,106,066
Barclays Capital, Inc.	9,163	USD	(0.25	)%*	2/03/14	9,159,573
Barclays Capital, Inc.	1,466	USD	(0.25	)%*	2/03/14	1,465,532
Barclays Capital, Inc.†	1,491	USD	(0.20	)%*	—	1,490,333
Barclays Capital, Inc.†	4,505	USD	(0.15	)%*	—	4,504,444

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at January 31, 2014
Barclays Capital, Inc.†	6,390	USD	(0.15	)%*	—	$6,388,509
Barclays Capital, Inc.†	5,200	USD	(0.15	)%*	—	5,199,892
Barclays Capital, Inc.†	4,042	USD	(0.15	)%*	—	4,042,065
Barclays Capital, Inc.†	2,613	USD	(0.10	)%*	—	2,612,666
Credit Suisse Securities†	1,486	USD	(2.75	)%*	—	1,476,670
Credit Suisse Securities†	849	USD	(2.75	)%*	—	843,812
Credit Suisse Securities†	374	USD	(2.75	)%*	—	374,003
Credit Suisse Securities†	2,005	USD	(2.25	)%*	—	1,998,612
Credit Suisse Securities†	2,163	USD	(1.50	)%*	—	2,161,329
Credit Suisse Securities†	866	USD	(1.25	)%*	—	865,919
Credit Suisse Securities†	253	USD	(1.25	)%*	—	253,011
Credit Suisse Securities†	2,599	USD	(1.00	)%*	—	2,596,801
Credit Suisse Securities†	1,403	USD	(1.00	)%*	—	1,402,527
Credit Suisse Securities†	7,665	EUR	(0.75	)%*	—	10,332,401
Credit Suisse Securities†	718	USD	(0.75	)%*	—	717,830
Credit Suisse Securities†	4,355	USD	(0.50	)%*	—	4,354,652
Credit Suisse Securities†	911	USD	(0.25	)%*	—	910,575
Credit Suisse Securities†	17,599	USD	(0.25	)%*	—	17,595,450
Credit Suisse Securities†	7,578	USD	(0.25	)%*	—	7,577,184
Credit Suisse Securities†	5,346	USD	(0.25	)%*	—	5,345,740
Credit Suisse Securities†	5,214	USD	(0.25	)%*	—	5,213,747
Credit Suisse Securities†	2,040	USD	(0.25	)%*	—	2,039,858
Credit Suisse Securities†	1,534	USD	(0.25	)%*	—	1,533,484
Credit Suisse Securities†	1,415	USD	(0.25	)%*	—	1,415,129
Credit Suisse Securities†	295	USD	(0.25	)%*	—	295,070
Credit Suisse Securities	2,062	USD	(0.25	)%*	2/04/14	2,062,125
Credit Suisse Securities†	4,851	USD	(0.15	)%*	—	4,850,939
Credit Suisse Securities†	10,686	USD	(0.15	)%*	—	10,685,733
Credit Suisse Securities†	4,963	USD	(0.15	)%*	—	4,962,355
Credit Suisse Securities†	3,510	USD	(0.15	)%*	—	3,509,898
Credit Suisse Securities†	1,530	USD	(0.15	)%*	—	1,529,124
Credit Suisse Securities†	4,576	USD	(0.13	)%*	—	4,575,905
Credit Suisse Securities†	4,719	USD	(0.10	)%*	—	4,718,948
Credit Suisse Securities†	2,078	USD	(0.10	)%*	—	2,077,102
Credit Suisse Securities†	1,830	USD	(0.10	)%*	—	1,829,202
Credit Suisse Securities†	6,137	USD	(0.05	)%*	—	6,136,470
Credit Suisse Securities†	4,046	USD	(0.05	)%*	—	4,045,566
Credit Suisse Securities†	5,184	USD	0.00%		—	5,184,375
Credit Suisse Securities†	1,811	USD	0.00%		—	1,810,500
Credit Suisse Securities†	1,119	USD	0.00%		—	1,119,460
Credit Suisse Securities†	1,115	USD	0.00%		—	1,115,000
Credit Suisse Securities†	1,110	USD	0.00%		—	1,110,000
Credit Suisse Securities†	657	USD	0.00%		—	656,750
Credit Suisse Securities†	630	USD	0.00%		—	629,625
Duetsche Bank Securities, Inc.†	2,244	USD	(1.25	)%*	—	2,240,194
Duetsche Bank Securities, Inc.†	4,934	USD	(0.05	)%*	—	4,933,192
Euroclear Bank SA†	574	EUR	(1.50	)%*	—	771,914
Euroclear Bank SA†	1,202	EUR	(0.50	)%*	—	1,620,530
ING Bank Amsterdam†	235	USD	(2.00	)%*	—	234,315
JPMorgan Chase Bank, NA†	573	USD	(1.75	)%*	—	570,465
JPMorgan Chase Bank, NA†	3,509	USD	(1.00	)%*	—	3,501,343
JPMorgan Chase Bank, NA†	400	USD	(1.00	)%*	—	399,089
JPMorgan Chase Bank, NA†	1,573	EUR	(0.50	)%*	—	2,119,433
JPMorgan Chase Bank, NA†	855	USD	(0.25	)%*	—	854,715
JPMorgan Chase Bank, NA†	519	USD	(0.25	)%*	—	519,364
JPMorgan Chase Bank, NA†	2,568	EUR	(0.15	)%*	—	3,462,811

Broker	Principal Amount (000’s)	Currency	Interest Rate	Maturity	U.S. $ Value at January 31, 2014
JPMorgan Chase Bank, NA†	2,951	USD	0.00%	—	$2,950,740

					$288,856,329

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2014
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate market value of these securities amounted to $2,357,581,195 or 38.8% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $277,727,639.
(c)	Variable rate coupon, rate shown as of January 31, 2014.
(d)	Pay-In-Kind Payments (PIK).
(e)	Security is in default and is non-income producing.
(f)	Illiquid security.
(g)	Defaulted.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2014.
(i)	Fair valued by the Adviser.
(j)	Non-income producing security.
(k)	Floating Rate Security. Stated interest rate was in effect at January 31, 2014.
(l)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.51% of net assets as of January 31, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Alion Science and Technology Corp.
expiring 11/01/14	6/20/10	$6	$	– 0	–	0.00%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	16,065,981		15,355,312		0.25%
Dominican Republic International Bond
15.95%, 6/04/21	1/11/13	1,544,920		1,447,978		0.02%
European Media Capital SA
10.00%, 2/01/15	8/18/10	536,667		509,834		0.01%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24	8/20/09	745,988		849,488		0.00%
Republic of Costa Rica
10.58%, 6/22/16	1/07/13	8,626,102		8,599,442		0.14%
Republic of Costa Rica
11.13%, 3/28/18	1/07/13	5,574,493		5,565,629		0.09%

(m)	IO - Interest Only
(n)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $33,013,786.

(o)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost			Market Value	Percentage of Net Assets
Gallery Media	8/18/10	$	– 0	–	$292,900	0.00%
Mt. Logan Re (Preference Shares)	7/01/13		24,500,000		26,292,280	0.43%

(p)	One contract relates to 100 shares.
(q)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(r)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $336,004,728 and gross unrealized depreciation of investments was $(106,970,051), resulting in net unrealized appreciation of $229,034,677.
^	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of January 31, 2014, the fund’s total exposure to subprime investments was 6.48% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
NGN	-	Nigerian Naira
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
GO	-	General Obligation
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
JSFC	-	Joint Stock Financial Corporation
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
RTP	-	Right To Pay
SPDR	-	Standard & Poor’s Depository Receipt

COUNTRY BREAKDOWN*

January 31, 2014 (unaudited)

63.9%	United States
4.6%	United Kingdom
2.8%	Brazil
1.9%	Canada
1.6%	Luxembourg
1.6%	France
1.3%	Russia
1.1%	Switzerland
1.0%	Netherlands
0.9%	Germany
0.8%	Ireland
0.8%	Mexico
0.8%	Argentina
10.4%	Other
6.5%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2014. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Australia, Austria, Bahrain, Barbados, Belgium, Bermuda, Cayman Islands, Chile, China, Colombia, Costa Rica, Croatia, Denmark, Dominican Republic, El Salvador, Gabon, Ghana, Guatemala, Hong Kong, Hungary, India, Indonesia, Italy, Ivory Coast, Jamaica, Japan, Kazakhstan, Macau, Nigeria, Norway, Peru, Philippines, Portugal, Romania, Serbia, Singapore, South Africa, Spain, Sri Lanka, Sweden, Turkey, United Arab Emirates, Venezuela and Virgin Islands (BVI).

AllianceBernstein High Income Fund

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$3,485,881,744		$45,015,001	#	$3,530,896,745
Corporates - Investment Grades		– 0	–	552,536,543		7,402,981		559,939,524
Collateralized Mortgage Obligations		– 0	–	– 0	–	396,468,856		396,468,856
Bank Loans		– 0	–	– 0	–	286,595,443		286,595,443
Emerging Markets - Corporate Bonds		– 0	–	247,472,454		509,834		247,982,288
Governments - Treasuries		– 0	–	182,787,915		– 0	–	182,787,915
Emerging Markets - Sovereigns		– 0	–	134,969,651		– 0	–	134,969,651
Preferred Stocks		104,686,972		13,256,896		– 0	–	117,943,868
Commercial Mortgage-Backed Securities		– 0	–	5,401,195		94,363,190		99,764,385
Governments - Sovereign Agencies		– 0	–	48,848,401		– 0	–	48,848,401
Emerging Markets - Treasuries		– 0	–	15,419,456		30,968,361		46,387,817
Local Governments - Municipal Bonds		– 0	–	45,798,151		– 0	–	45,798,151
Governments - Sovereign Bonds		– 0	–	41,763,161		– 0	–	41,763,161
Common Stocks		– 0	–	– 0	–	27,857,516	#	27,857,516
Quasi-Sovereigns		– 0	–	19,557,089		– 0	–	19,557,089
Asset-Backed Securities		– 0	–	913,975		17,714,209		18,628,184
Whole Loan Trusts		– 0	–	– 0	–	14,016,501		14,016,501
Local Governments - Regional Bonds		– 0	–	7,130,942		– 0	–	7,130,942
Options Purchased - Calls		– 0	–	3,970,037		– 0	–	3,970,037
Options Purchased - Puts		– 0	–	2,187,280		– 0	–	2,187,280
Warrants		168		– 0	–	– 0	–#	168
Short-Term Investments:
Investment Companies		407,684,718		– 0	–	– 0	–	407,684,718
Time Deposits		– 0	–	24,121,838		– 0	–	24,121,838

Total Investments in Securities		512,371,858		4,832,016,728		920,911,892		6,265,300,478
Other Financial Instruments*:
Assets:
Credit Default Swaps		– 0	–	21,086,068		– 0	–	21,086,068
Centrally Cleared Credit Default Swaps		– 0	–	733,146		– 0	–	733,146
Forward Currency Exchange Contracts		– 0	–	7,249,194		– 0	–	7,249,194
Liabilities:
Credit Default Swaps		– 0	–	(3,025,559)		– 0	–	(3,025,559)
Centrally Cleared Credit Default Swaps		– 0	–	(1,298,362)		– 0	–	(1,298,362)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,852,564)		– 0	–	(1,852,564)
Futures		(1,383,751)		– 0	–	– 0	–	(1,383,751)
Forward Currency Exchange Contracts		– 0	–	(2,047,100)		– 0	–	(2,047,100)
Equity Options Written		– 0	–	(1,669,460)		– 0	–	(1,669,460)
Credit Default Swaptions Written		– 0	–	(576,397)		– 0	–	(576,397)

Total^		$510,988,107		$4,850,615,694		$920,911,892		$6,282,515,693

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grades#		Corporates - Investment Grades			Collateralized Mortgage Obligations		Bank Loans
Balance as of 10/31/13	$38,080,802			$2,289,000		$361,729,799		$290,031,025
Accrued discounts/ (premiums)	323,951			511		1,296,987		294,971
Realized gain (loss)	244,501			– 0	–	2,915,391		(95,399)
Change in unrealized appreciation/ depreciation	218,771			(48,127)		8,465,633		343,881
Purchases	14,824,795			7,450,597		38,236,089		15,848,000
Sales/Paydowns	(4,689,819)			– 0	–	(16,175,043)		(19,827,035)
Settlements	– 0	–		– 0	–	– 0	–	– 0	–
Reclassification	2,289,000			(2,289,000)		– 0	–	– 0	–
Transfers into level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of level 3	(6,277,000)			– 0	–	– 0	–	– 0	–

Balance as of 1/31/14	$45,015,001			$7,402,981		$396,468,856		$286,595,443

Net change in unrealized appreciation/depreciation from investments held as of 1/31/14	$551,918			$(48,127)		$8,816,784		$681,597

	Emerging Markets - Corporate Bonds		Governments - Treasuries			Commercial Mortgage-Backed Securities		Emerging Markets - Treasuries
Balance as of 10/31/13	$509,834			$6,181,267		$90,794,080		$38,696,766
Accrued discounts/ (premiums)	– 0	–		– 0	–	63,062		(77,723)
Realized gain (loss)	– 0	–		– 0	–	7,455		– 0	–
Change in unrealized appreciation/ depreciation	– 0	–		– 0	–	912,098		(806,025)
Purchases	– 0	–		– 0	–	2,707,500		– 0	–
Sales/Paydowns	– 0	–		– 0	–	(121,005)		– 0	–
Settlements	– 0	–		– 0	–	– 0	–	– 0	–
Reclassification	– 0	–		– 0	–	– 0	–	– 0	–
Transfers into level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–		(6,181,267)		– 0	–	(6,844,657)

Balance as of 1/31/14	$509,834		$	– 0	–	$94,363,190		$30,968,361

Net change in unrealized appreciation/depreciation from investments held as of 1/31/14	$ – 0	–	$	– 0	–	$914,865		$(806,025)

	Governments - Sovereign Bonds			Common Stocks#			Asset-Backed Securities		Whole Loan Trusts
Balance as of 10/31/13		$4,981,867			$26,847,417		$17,651,139		$	– 0	–
Accrued discounts/ (premiums)		– 0	–		– 0	–	91,867			(8,519)
Realized gain (loss)		– 0	–		73,855		168,177			(6,495)
Change in unrealized appreciation/ depreciation		– 0	–		1,010,150		323,983			12,739
Purchases		– 0	–		– 0	–	– 0	–		14,268,501
Sales/Paydowns		– 0	–		(73,906)		(520,957)			(249,725)
Settlements		– 0	–		– 0	–	– 0	–		– 0	–
Reclassification		– 0	–		– 0	–	– 0	–		– 0	–
Transfers into level 3		– 0	–		– 0	–	– 0	–		– 0	–
Transfers out of level 3		(4,981,867)			– 0	–	– 0	–		– 0	–

Balance as of 1/31/14	$	– 0	–		$27,857,516		$17,714,209			$14,016,501

Net change in unrealized appreciation/depreciation from investments held as of 1/31/14	$	– 0	–		$1,065,731		$416,640			$12,739

	Warrants#			Centrally Cleared Credit Default Swaps			Total
Balance as of 10/31/13	$	– 0	–		$350,002		$878,142,998
Accrued discounts/ (premiums)		– 0	–		– 0	–	1,985,107
Realized gain (loss)		– 0	–		(3,138)		3,304,347
Change in unrealized appreciation/ depreciation		– 0	–		(1,050,000)		9,383,103
Purchases		– 0	–		– 0	–	93,335,482
Sales/Paydowns		– 0	–		– 0	–	(41,657,490)
Settlements		– 0	–		3,138		3,138
Reclassification		– 0	–		– 0	–	– 0	–
Transfers into level 3		– 0	–		– 0	–	– 0	–
Transfers out of level 3		– 0	–		699,998		(23,584,793)

Balance as of 1/31/14	$	– 0	–	$	– 0	–	$920,911,892	+

Net change in unrealized appreciation/depreciation from investments held as of 1/31/14	$	– 0	–	$	– 0	–	$11,606,122

#	The Fund held securities with zero market value during the reporting period.

+ There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/2014		Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grades	$42,577,001		Third Party Vendor	Evaluated Quotes	$0.75 – $143.97/$106.83
	2,438,000		Qualitative Assessment	Transaction Price	$100.00/N/A
	– 0	–	Qualitative Assessment		$0.00/N/A
Corporates—Investment Grades	2,202,228		Third Party Vendor	Evaluated Quotes	$92.50/N/A
	5,200,753		Qualitative Assessment	Transaction Price	$98.18/N/A
Collateralized Mortgage Obligations	396,468,856		Third Party Vendor	Evaluated Quotes	$24.34 – $170.56/$85.14
Bank Loans	286,595,443		Third Party Vendor	Vendor Quotes	$89.25 – $134.53/$100.84
Emerging Markets—Corporate Bonds	509,834		Indicative Market Quotations	Broker Quote	$95.00/N/A
Commercial Mortgage-Backed Securities	94,363,190		Third Party Vendor	Evaluated Quotes	$90.08 – $108.60/$102.83
Emerging Markets—Treasuries	30,968,361		Indicative Market Quotations	Broker Quote	$0.21 – $2.75/$1.58
Common Stocks	26,904,428		Indicative Market Quotations	Broker Quote	$1,073.15 – $24,557.50/$1,355.92
	95,556		Third Party Vendor	Evaluated Quotes	$6.00/N/A
	383,734		Market Approach	EBITDA Projection*	$65 million/N/A
	473,798		Market Approach	Purchase Price	$450 million/N/A
	– 0	–	Qualitative Assessment		$0.00/N/A
Asset-Backed Securities	17,714,209		Third Party Vendor	Evaluated Quotes	$58.72 – $101.40/ $74.86
Whole Loan Trusts	10,549,644		Qualitative Assessment	Transaction Price	$100.00/N/A
	3,466,857		Market Approach	Internal Rate of Return	Benchmark & 500 bp/N/A
Warrants	– 0	–	Qualitative Assessment		$0.00/N/A

*	Earnings before Interest, Taxes, Depreciation and Amortization.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 17, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 17, 2014